Mountains [GRAPHIC OMITTED]
                                                     Annual Report June 30, 2002

Oppenheimer
MAIN STREET[REGISTRATION MARK] SMALL CAP FUND


                                             [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                             The Right Way to Invest

    Contents

[BEGIN SIDEBAR]
1   Letter to Shareholders

3   An Interview with your Fund's Managers

7   Fund Performance

12  FINANCIAL STATEMENTS

57  INDEPENDENT AUDITORS' REPORT

58  Federal Income Tax Information

59  Trustees and Officers

68  Privacy Policy Notice
[END SIDEBAR]

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Main Street[REGISTRATION MARK] Small Cap Fund seeks capital appreciation.

-------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-year Period
          Ended 6/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A      0.71%       -5.08%
-------------------------------
Class B     -0.02        -5.02
-------------------------------
Class C     -0.09        -1.09
-------------------------------
Class N      0.38        -0.62
-------------------------------
Class Y      1.11
-------------------------------


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE
NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE PAGE 11 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

[BEGIN SIDEBAR]
[PHOTO OMITTED - JAMES C. SWAIN]
[PHOTO OMITTED - JOHN V. MURPHY]

JAMES C. SWAIN
Chairman
Oppenheimer
Main Street Small Cap Fund

JOHN V. MURPHY
President
Oppenheimer
Main Street Small Cap Fund
[END SIDEBAR]

DEAR SHAREHOLDER,

Although we're well into 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to for help in deciding where to invest their money. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Despite the continued challenges, there are signs of a slow but steady recovery in the U.S. economy. Rooted in a combination of low inflation, little pressure on the Federal Reserve Board (the Fed) to raise interest rates and the resilient U.S. consumer, business conditions are gradually improving. We believe the prospects for long-term investors look bright.
   In the short term, however, one factor unnerving the markets is what the investment industry refers to as "headline risk." That is, the chances of a company receiving negative media attention for actual or perceived wrongdoing. Over the last year, scandals in the accounting industry and on Wall Street and stories of poor leadership in big corporations have fueled this negative attention, creating an atmosphere of mistrust between investors and many big businesses. Consequently, the prices of individual stocks have fallen sharply over short periods of time, leaving many shareholders wondering what effect these price drops can have on mutual funds.
   The fact is, mutual funds, while certainly not immune to declining stock prices, offer clear-cut advantages over direct


                    1  OPPENHEIMER MAIN STREET SMALL CAP FUND

LETTER TO SHAREHOLDERS

ownership of individual stocks. Perhaps the biggest advantage is the inherent diversification of many mutual funds. Because fund portfolios often contain a number of different investments, one company's poor performance usually does not have a dramatic effect on the fund as a whole. In addition, OppenheimerFunds portfolio management teams are made up of experienced professionals with the skills, experience and resources necessary to make informed investment decisions.
   Your financial advisor is an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.
   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds, The Right Way to Invest.


Sincerely,

/S/ JAMES C. SWAIN           /S/ JOHN V. MURPHY

James C. Swain               John V. Murphy
July 22, 2002





THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


                    2  OPPENHEIMER MAIN STREET SMALL CAP FUND

[BEGIN SIDEBAR]
PORTFOLIO MANAGEMENT TEAM
Charles Albers
Mark Zavanelli
[END SIDEBAR]

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q HOW DID OPPENHEIMER MAIN STREET[REGISTRATION MARK] SMALL CAP FUND PERFORM OVER THE 12-MONTH PERIOD THAT ENDED JUNE 30, 2002?
A. We're pleased that the Fund has continued to produce above-average returns, beating its peer group average during the fiscal year.(1) We attribute the Fund's strong performance to our disciplined investment approach, which combines seasoned professional judgment with sophisticated statistical models to identify industry groups and individual stocks that, in our view, are likely to lead the small-cap stock market. The ability of our approach to filter out near-term market "noise" from long-term trends was particularly helpful in recently volatile markets.

WHY WERE STOCKS SO VOLATILE DURING THE PERIOD?
The Fund's 2001-2002 fiscal year was an unusually turbulent time. Investor sentiment shifted rapidly as the markets were buffeted by economic and world events. In the last half of 2001, the U.S. had already fallen into its first economic recession in 10 years. Technology stocks were in the midst of a massive correction after the irrational exuberance of the late 1990s. The California energy crisis threatened to spread throughout the western United States. And the Federal Reserve Board (the Fed) continued its aggressive campaign to stimulate economic growth through lower short-term interest rates.
   The September 11 terrorist attacks deepened and prolonged the recession, profoundly affecting industries such as airlines and sending stocks to their lows for the year. Later, well-publicized accounting scandals eroded investors' confidence in reported corporate financial statements. And while the U.S. economy began to recover in 2002, signaling an end to the Fed's rate cuts, corporate earnings generally remained under pressure. Market uncertainty was intensified by the war on terrorism and escalating conflicts in the Middle East and South Asia.
   These pressures led to heightened month-to-month volatility for the small-cap market and the Fund. Nonetheless, small-cap


1. The Fund's performance is compared to the average of the total return of the 316 funds in the Lipper Small Cap Core Fund category, -3.97%, for the one-year period ended 6/30/02.


                    3  OPPENHEIMER MAIN STREET SMALL CAP FUND

[BEGIN SIDEBAR]
OUR BIAS TOWARD STOCKS WITH LOW MARKET CAPS, REASONABLE VALUATIONS AND POSITIVE PRICE MOMENTUM HELPED PRODUCE ABOVE-AVERAGE RETURNS. AT THE SAME TIME, BROAD DIVERSIFICATION ACROSS 1000 STOCKS HELPED MANAGE RISK.
[END SIDEBAR]

AN INTERVIEW WITH YOUR FUND'S MANAGERS

stocks posted substantially higher returns than their mid- and large-cap counterparts during the 12-month period. While small-cap stocks may offer greater opportunities for longer-term capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations.

HOW DID THE FUND'S QUANTITATIVE MODELS RESPOND TO THESE INFLUENCES?
Our models did a good job uncovering the long-term factors, market capitalization, valuation and price momentum, which were driving the small-cap stock market.

MARKET CAPITALIZATION
Throughout the period, our "top-down" models correctly suggested that micro- and small-cap stocks were likely to outperform larger stocks. This focus on smaller stocks benefited the Fund's performance, and lowered the Fund's average market capitalization over the course of the fiscal year.

VALUATION
Our security selection models recommended stocks with low prices relative to earnings, sales, cash flows and other valuation measures. This was especially true early in the reporting period, and the Fund's tilt toward the value style of investing contributed positively to performance. By the end of the period, however, our models suggested a more balanced stance between value and growth stocks.

PRICE MOMENTUM
Finally, our models suggested that industry groups and stocks that had done well in the last half of 2001 would probably continue to do well. This focus on stocks with positive price momentum contributed positively to performance.


                    4  OPPENHEIMER MAIN STREET SMALL CAP FUND

[BEGIN SIDEBAR]
AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 6/30/02(2)

Class A        Since
1-Year         Inception
--------------------------
-5.08%         15.27%

Class B        Since
1-Year         Inception
--------------------------
-5.02%         16.00%

Class C        Since
1-Year         Inception
--------------------------
-1.09%         16.77%

Class N        Since
1-Year         Inception
--------------------------
-0.62%         7.64%

Class Y        Since
1-Year         Inception
--------------------------
1.11%          18.02%
[END SIDEBAR]

WHAT INDUSTRY GROUPS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
The small-cap market's gains were spread across all sectors. In this environment, our sector allocation strategy accounted for about half of the difference between the Fund's and the Index's returns. For example, the Fund's emphasis on consumer discretionary stocks proved especially beneficial, as this group posted some of the highest returns of any sector in the Lipper Small Cap Core Index. We also emphasized the industrials and basic materials groups, while maintaining relatively light exposure to financials, information technology and utilities.
   Our stock selection strategy accounted for the other half of the Fund's strong relative performance. It proved particularly advantageous in the energy sector, resulting in gains for the Fund in an area that produced losses for the Index. Stock selection also helped the Fund avoid the full brunt of the Index's losses in healthcare and information technology.

WHAT ARE THE MODELS TELLING YOU ABOUT THE FUTURE?
Our top-down models continue to suggest small-cap stocks over large-caps. In fact, during the first quarter of 2002, small companies participated strongly in the economic rebound, while the largest companies' earnings remained stagnant. In our opinion, many of the largest companies in the telecommunications, technology, pharmaceutical, brokerage and oil sectors are suffering from the hangover of the late-1990s boom. In contrast, many companies in the small-cap market enjoy strong business fundamentals and reasonable stock valuations. While there's never a guarantee of future performance, history suggests that the compounding effects of rising earnings and expanding valuations can have a positive effect. Harnessing the growth power of small-cap stocks is what makes Oppenheimer Main Street Small Cap Fund an important part of THE RIGHT WAY TO INVEST.


2. See notes on page 11 for further details.


                    5  OPPENHEIMER MAIN STREET SMALL CAP FUND

[BEGIN SIDEBAR]
SECTOR ALLOCATION(3)

[GRAPHIC OMITTED]

o Consumer Discretionary         26.1%
o Industrials                    19.4
o Financials                     17.3
o Health Care                    11.6
o Information Technology         10.2
o Materials                       6.8
o Consumer
o Staples                         4.3
o Energy                          3.1
o Utilities                       1.0
o Telecommunication Services      0.2
[END SIDEBAR]

AN INTERVIEW WITH YOUR FUND'S MANAGERS


TOP TEN COMMON STOCK HOLDINGS(4)
--------------------------------------------------------------
Sierra Health Services, Inc.                             0.4%
--------------------------------------------------------------
New Century Financial Corp.                              0.4
--------------------------------------------------------------
Fresh Del Monte Produce, Inc.                            0.3
--------------------------------------------------------------
Silgan Holdings, Inc.                                    0.3
--------------------------------------------------------------
Dynacare, Inc.                                           0.3
--------------------------------------------------------------
Hughes Supply, Inc.                                      0.3
--------------------------------------------------------------
Schulman (A.), Inc.                                      0.3
--------------------------------------------------------------
K-Swiss, Inc., Cl. A                                     0.3
--------------------------------------------------------------
Octel, Corp.                                             0.3
--------------------------------------------------------------
American Greetings Corp., Cl. A                          0.3

TOP FIVE COMMON STOCK INDUSTRIES(4)
--------------------------------------------------------------
Banks                                                   11.1%
--------------------------------------------------------------
Speciality Retail                                        8.3
--------------------------------------------------------------
Commercial Services & Supplies                           7.9
--------------------------------------------------------------
Health Care Providers & Services                         4.4
--------------------------------------------------------------
Health Care Equipment & Supplies                         4.4


3. Portfolio is subject to change. Percentages are as of June 30, 2002, and are based on total market value of common stock.
4. Portfolio is subject to change. Percentages are as of June 30, 2002, and are based on net assets.


                    6  OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION, BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2002, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the fiscal year that ended June 30, 2002, Oppenheimer Main Street Small Cap Fund's performance benefited from its disciplined, quantitative-oriented investment approach. The statistical models developed and employed by the Fund's portfolio managers suggested that smaller stocks would outperform larger ones, value-oriented stocks would post higher returns than growth-oriented stocks, and stocks with positive price momentum would continue to lead the small-cap market. These recommendations proved accurate, and the Fund's returns for the 12-month period were higher than the average of its peer group, the Lipper Small Cap Core category. Tactically, the Fund benefited from its emphasis on consumer discretionary stocks and its de-emphasis of information technology and healthcare stocks. The Fund's stock selection strategy was particularly strong in the energy, information technology and healthcare groups.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until June 30, 2002.The performance for Class A, B, C and Y is measured since inception of the class on August 8, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Lipper Small-Cap Core Fund Index and the Russell 2000 Index. The Lipper Small-Cap Core Fund Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index. The Russell 2000[REGISTRATION MARK] Index measures the performance of the 2000 smallest companies in the Russell 3000 Index. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    7  OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 OPPENHEIMER MAIN
                 STREET SMALL CAP    LIPPER SMALL-CAP
                  FUND (CLASS A)     CORE FUND INDEX     RUSSELL 2000 INDEX

08/02/1999          $ 9,425              $10,000              $10,000
09/30/1999            9,557                9,626                9,632
12/31/1999           12,125               11,450               11,409
03/31/2000           12,994               12,632               12,217
06/30/2000           13,947               12,430               11,755
09/30/2000           14,608               12,779               11,885
12/31/2000           13,356               12,244               11,064
03/31/2001           12,916               11,313               10,344
06/30/2001           15,015               13,051               11,822
09/30/2001           12,756               10,768                9,364
12/31/2001           15,082               13,117               11,339
03/31/2002           15,562               13,585               11,790
06/30/2002           15,122               12,406               10,805


AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND AT 6/30/02(1)
1-YEAR  -5.08%             SINCE INCEPTION  15.27%


CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 OPPENHEIMER MAIN
                 STREET SMALL CAP    LIPPER SMALL-CAP
                  FUND (CLASS B)     CORE FUND INDEX     RUSSELL 2000 INDEX

08/02/1999           $10,000              $10,000              $10,000
09/30/1999            10,130                9,626                9,632
12/31/1999            12,824               11,450               11,409
03/31/2000            13,726               12,632               12,217
06/30/2000            14,708               12,430               11,755
09/30/2000            15,369               12,779               11,885
12/31/2000            14,020               12,244               11,064
03/31/2001            13,531               11,313               10,344
06/30/2001            15,707               13,051               11,822
09/30/2001            13,319               10,768                9,364
12/31/2001            15,725               13,117               11,339
03/31/2002            16,193               13,585               11,791
06/30/2002            15,404               12,406               10,806

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND AT 6/30/02(1)
1-YEAR  -5.02%             SINCE INCEPTION  16.00%

1. See page 11 for further details.


                    8  OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 OPPENHEIMER MAIN
                 STREET SMALL CAP    LIPPER SMALL-CAP
                  FUND (CLASS C)     CORE FUND INDEX      RUSSELL 2000 INDEX

08/02/1999           $10,000             $10,000               $10,000
09/30/1999            10,130               9,626                 9,632
12/31/1999            12,824              11,450                11,409
03/31/2000            13,726              12,632                12,217
06/30/2000            14,708              12,430                11,755
09/30/2000            15,369              12,779                11,885
12/31/2000            14,030              12,244                11,064
03/31/2001            13,541              11,313                10,344
06/30/2001            15,717              13,051                11,822
09/30/2001            13,319              10,768                 9,364
12/31/2001            15,725              13,117                11,339
03/31/2002            16,192              13,585                11,791
06/30/2002            15,703              12,406                10,806

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND AT 6/30/02(1)
1-YEAR  -1.09%             SINCE INCEPTION  16.77%

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                OPPENHEIMER MAIN
                STREET SMALL CAP    LIPPER SMALL-CAP
                 FUND (CLASS N)     CORE FUND INDEX    RUSSELL 2000 INDEX

03/01/2001          $10,000             $10,000             $10,000
03/31/2001            9,542               9,527               9,511
06/30/2001           11,086              10,991              10,870
09/30/2001            9,409               9,068               8,610
12/31/2001           11,121              11,046              10,426
03/31/2002           11,469              11,440              10,841
06/30/2002           11,029              10,448               9,935

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND AT 6/30/01(1)
1-YEAR  -0.62%             SINCE INCEPTION  7.64%


                    9  OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 OPPENHEIMER MAIN
                 STREET SMALL CAP     LIPPER SMALL-CAP
                  FUND (CLASS Y)      CORE FUND INDEX    RUSSELL 2000 INDEX

08/02/1999           $10,000              $10,000              $10,000
09/30/1999            10,140                9,626                9,632
12/31/1999            12,874               11,450               11,409
03/31/2000            13,816               12,632               12,217
06/30/2000            14,848               12,430               11,755
09/30/2000            15,570               12,779               11,885
12/31/2000            14,240               12,244               11,064
03/31/2001            13,784               11,313               10,344
06/30/2001            16,021               13,051               11,822
09/30/2001            13,625               10,768                9,364
12/31/2001            16,135               13,117               11,339
03/31/2002            16,655               13,585               11,791
06/30/2002            16,199               12,406               10,806

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 6/30/02(1)
1-YEAR 1.11%            SINCE INCEPTION 18.02%

1. See page 11 for further details.

THE PERFORMANCE INFORMATION FOR BOTH INDICES IN THE GRAPHS BEGIN ON 7/31/99 FOR CLASS A, B, C AND Y, AND 2/28/01 FOR CLASS N.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.


                    10  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  June 30, 2002

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
================================================================================
 COMMON STOCKS--95.8%
-------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--25.0%
-------------------------------------------------------------------------------
 AUTO COMPONENTS--1.9%
 Aftermarket Technology Corp.(1)                          84,800    $ 1,628,160
-------------------------------------------------------------------------------
 American Axle & Manufacturing Holdings, Inc.(1)          80,600      2,397,044
-------------------------------------------------------------------------------
 ArvinMeritor, Inc.                                       82,200      1,972,800
-------------------------------------------------------------------------------
 Autoliv, Inc.                                            29,400        740,880
-------------------------------------------------------------------------------
 Bandag, Inc.                                              3,300         93,456
-------------------------------------------------------------------------------
 Borg-Warner Automotive, Inc.(1)                          34,700      2,004,272
-------------------------------------------------------------------------------
 Cooper Tire & Rubber Co.                                 63,000      1,294,650
-------------------------------------------------------------------------------
 Dana Corp.                                               53,800        996,914
-------------------------------------------------------------------------------
 Donnelly Corp.                                            2,000         53,980
-------------------------------------------------------------------------------
 Dura Automotive Systems, Inc.(1)                         67,200      1,394,400
-------------------------------------------------------------------------------
 Keystone Automotive Industries, Inc.(1)                  45,400        873,905
-------------------------------------------------------------------------------
 Lear Corp.(1)                                            27,300      1,262,625
-------------------------------------------------------------------------------
 Strattec Security Corp.(1)                               16,800        929,376
-------------------------------------------------------------------------------
 Superior Industries International, Inc.                  11,800        545,750
-------------------------------------------------------------------------------
 Tenneco Automotive, Inc.(1)                              29,800        196,680
-------------------------------------------------------------------------------
 Tower Automotive, Inc.(1)                               174,400      2,432,880
                                                                    -----------
                                                                     18,817,772

-------------------------------------------------------------------------------
 AUTOMOBILES--0.4%
 Coachmen Industries, Inc.                                19,600        284,200
-------------------------------------------------------------------------------
 Monaco Coach Corp.(1)                                    56,100      1,194,930
-------------------------------------------------------------------------------
 Thor Industries, Inc.                                    17,600      1,254,176
-------------------------------------------------------------------------------
 Winnebago Industries, Inc.                               40,200      1,768,800
                                                                    -----------
                                                                      4,502,106

-------------------------------------------------------------------------------
 DISTRIBUTORS--0.3%
 Advanced Marketing Services, Inc.                        61,000      1,116,300
-------------------------------------------------------------------------------
 Cantel Medical Corp.(1)                                  25,050        460,920
-------------------------------------------------------------------------------
 MSC Industrial Direct Co., Inc., Cl. A(1)                54,800      1,068,600
-------------------------------------------------------------------------------
 Pomeroy Computer Resources, Inc.(1)                         800         11,664
                                                                    -----------
                                                                      2,657,484

-------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--4.3%
 AFC Enterprises, Inc.(1)                                 38,900      1,215,625
-------------------------------------------------------------------------------
 Alliance Gaming Corp.(1)                                 79,900        997,152
-------------------------------------------------------------------------------
 Ameristar Casinos, Inc.(1)                               47,600      1,383,256
-------------------------------------------------------------------------------
 Applebee's International, Inc.                           83,250      1,910,587
-------------------------------------------------------------------------------
 Argosy Gaming Co.(1)                                     23,100        656,040
-------------------------------------------------------------------------------
 Aztar Corp.(1)                                          101,200      2,104,960
-------------------------------------------------------------------------------
 Benihana, Inc.(1)                                           500          9,250


                   12  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Bob Evans Farms, Inc.                                    65,200    $ 2,052,496
-------------------------------------------------------------------------------
 Boyd Gaming Corp.(1)                                    134,500      1,936,800
-------------------------------------------------------------------------------
 California Pizza Kitchen, Inc.(1)                        11,800        292,640
-------------------------------------------------------------------------------
 CBRL Group, Inc.                                         10,300        314,356
-------------------------------------------------------------------------------
 Chicago Pizza & Brewery, Inc.(1)                         24,400        243,512
-------------------------------------------------------------------------------
 Choice Hotels International, Inc.(1)                     89,100      1,782,891
-------------------------------------------------------------------------------
 CKE Restaurants, Inc.(1)                                 72,700        827,326
-------------------------------------------------------------------------------
 Dave & Buster's, Inc.(1)                                  9,700        117,758
-------------------------------------------------------------------------------
 GTech Holdings Corp.(1)                                  74,200      1,895,068
-------------------------------------------------------------------------------
 Hollywood Casino Corp., Cl. A(1)                         74,200        801,360
-------------------------------------------------------------------------------
 IHOP Corp.(1)                                            37,700      1,110,265
-------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.(1)                           82,200      1,664,550
-------------------------------------------------------------------------------
 Landry's Restaurants, Inc.                               78,400      1,999,984
-------------------------------------------------------------------------------
 Lone Star Steakhouse & Saloon, Inc.                     110,600      2,609,054
-------------------------------------------------------------------------------
 Mandalay Resort Group(1)                                 61,600      1,698,312
-------------------------------------------------------------------------------
 Marcus Corp. (The)                                       38,700        644,355
-------------------------------------------------------------------------------
 O'Charley's, Inc.(1)                                     11,800        298,540
-------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)                       54,400      1,709,248
-------------------------------------------------------------------------------
 Panera Bread Co., Cl. A(1)                               13,200        455,004
-------------------------------------------------------------------------------
 Papa John's International, Inc.(1)                       57,400      1,916,586
-------------------------------------------------------------------------------
 Penn National Gaming, Inc.(1)                            59,800      1,085,370
-------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc.(1)                           3,100         32,953
-------------------------------------------------------------------------------
 Rare Hospitality International, Inc.(1)                  68,500      1,844,020
-------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                       67,200      1,303,680
-------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc.(1)                     136,350      1,801,183
-------------------------------------------------------------------------------
 Shuffle Master, Inc.(1)                                   2,750         50,518
-------------------------------------------------------------------------------
 Sonic Corp.                                              52,900      1,661,589
-------------------------------------------------------------------------------
 Station Casinos, Inc.(1)                                 39,100        697,935
-------------------------------------------------------------------------------
 Steak n Shake Co. (The)(1)                              102,600      1,605,690
                                                                    -----------
                                                                     42,729,913

-------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.8%
 American Greetings Corp., Cl. A                         158,700      2,643,942
-------------------------------------------------------------------------------
 Applica, Inc.(1)                                         40,800        505,920
-------------------------------------------------------------------------------
 Beazer Homes USA, Inc.(1)                                17,431      1,394,480
-------------------------------------------------------------------------------
 Blyth, Inc.                                              40,000      1,248,800
-------------------------------------------------------------------------------
 Chromcraft Revington, Inc.(1)                               500          6,825
-------------------------------------------------------------------------------
 Clayton Homes, Inc.                                      31,700        500,860
-------------------------------------------------------------------------------
 Department 56, Inc.(1)                                   65,400      1,064,712
-------------------------------------------------------------------------------
 Dominion Homes, Inc.(1)                                  20,800        420,784
-------------------------------------------------------------------------------
 Harman International Industries, Inc.                    39,100      1,925,675


                   13  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Helen of Troy Ltd.(1)                                   123,900    $ 1,442,196
-------------------------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A(1)                    54,700      1,962,636
-------------------------------------------------------------------------------
 KB Home                                                  19,700      1,014,747
-------------------------------------------------------------------------------
 La-Z-Boy, Inc.                                           31,200        786,864
-------------------------------------------------------------------------------
 Lancaster Colony Corp.                                   17,300        616,918
-------------------------------------------------------------------------------
 Libbey, Inc.                                             24,400        832,040
-------------------------------------------------------------------------------
 M.D.C. Holdings, Inc.                                    28,380      1,475,760
-------------------------------------------------------------------------------
 M/I Schottenstein Homes, Inc.                            20,800        783,744
-------------------------------------------------------------------------------
 Maytag Corp.                                             20,800        887,120
-------------------------------------------------------------------------------
 Meritage Corp.(1)                                        48,400      2,209,460
-------------------------------------------------------------------------------
 Movado Group, Inc.                                       16,500        414,975
-------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                                 42,800      2,129,300
-------------------------------------------------------------------------------
 Skyline Corp.                                            17,600        580,800
-------------------------------------------------------------------------------
 Standard Pacific Corp.                                   25,700        901,556
-------------------------------------------------------------------------------
 Stanley Furniture Co., Inc.(1)                              600         16,050
-------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                    9,700        284,210
-------------------------------------------------------------------------------
 Toro Co. (The)                                           40,000      2,273,600
                                                                    -----------
                                                                     28,323,974

-------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.5%
 Gaiam, Inc.(1)                                           25,100        367,464
-------------------------------------------------------------------------------
 Insight Enterprises, Inc.(1)                             71,300      1,796,047
-------------------------------------------------------------------------------
 J. Jill Group, Inc.(1)                                   67,600      2,565,420
                                                                    -----------
                                                                      4,728,931

-------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.6%
 Acclaim Entertainment, Inc.(1)                          165,000        582,450
-------------------------------------------------------------------------------
 Action Performance Cos., Inc.(1)                         59,775      1,888,890
-------------------------------------------------------------------------------
 Arctic Cat, Inc.                                         31,400        546,015
-------------------------------------------------------------------------------
 Big 5 Sporting Goods Corp.(1)                            72,300      1,033,167
-------------------------------------------------------------------------------
 Brunswick Corp.                                          72,600      2,032,800
-------------------------------------------------------------------------------
 MarineMax, Inc.(1)                                       28,600        370,370
-------------------------------------------------------------------------------
 Nautilus Group, Inc. (The)(1)                            59,350      1,816,110
-------------------------------------------------------------------------------
 Polaris Industries, Inc.                                 29,800      1,937,000
-------------------------------------------------------------------------------
 Racing Champions Corp.(1)                                86,300      1,593,961
-------------------------------------------------------------------------------
 Scientific Games Corp., Cl. A(1)                        223,000      1,770,620
-------------------------------------------------------------------------------
 SCP Pool Corp.                                           43,900      1,218,664
-------------------------------------------------------------------------------
 Sturm, Ruger & Co., Inc.                                107,300      1,518,295
                                                                    -----------
                                                                     16,308,342


                   14  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 MEDIA --2.2%
 Advo, Inc.(1)                                             4,900    $   186,543
-------------------------------------------------------------------------------
 AMC Entertainment, Inc.(1)                               71,200      1,011,040
-------------------------------------------------------------------------------
 Belo Corp., Cl. A                                        42,700        965,447
-------------------------------------------------------------------------------
 Cumulus Media, Inc., Cl. A(1)                            32,400        446,472
-------------------------------------------------------------------------------
 Getty Images, Inc.(1)                                    27,300        594,321
-------------------------------------------------------------------------------
 Harte-Hanks, Inc.                                        93,450      1,920,397
-------------------------------------------------------------------------------
 Hearst-Argyle Television, Inc.(1)                        20,400        460,020
-------------------------------------------------------------------------------
 infoUSA, Inc.(1)                                        184,900      1,011,588
-------------------------------------------------------------------------------
 Interactive Data Corp.(1)                                26,000        378,560
-------------------------------------------------------------------------------
 Journal Register Co.(1)                                 102,400      2,058,240
-------------------------------------------------------------------------------
 Lee Enterprises, Inc.                                    31,200      1,092,000
-------------------------------------------------------------------------------
 Lin TV Corp.(1)                                          67,600      1,827,904
-------------------------------------------------------------------------------
 Marvel Enterprises, Inc.(1)                             139,500        764,460
-------------------------------------------------------------------------------
 McClatchy Co., Cl. A                                     30,300      1,946,775
-------------------------------------------------------------------------------
 Meredith Corp.                                           18,300        701,805
-------------------------------------------------------------------------------
 Regal Entertainment Group(1)                             12,400        289,168
-------------------------------------------------------------------------------
 Saga Communications, Inc., Cl. A(1)                      61,750      1,389,375
-------------------------------------------------------------------------------
 Scholastic Corp.(1)                                      17,600        667,040
-------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc., Cl. A(1)                132,200      1,908,836
-------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., Cl. A                184,500      1,845,000
-------------------------------------------------------------------------------
 Thomas Nelson, Inc.                                      26,800        283,008
                                                                    -----------
                                                                     21,747,999

-------------------------------------------------------------------------------
 MULTILINE RETAIL--1.0%
 Big Lots, Inc.                                          113,800      2,239,584
-------------------------------------------------------------------------------
 Dillard's, Inc., Cl. A                                   56,600      1,488,014
-------------------------------------------------------------------------------
 Fred's, Inc.                                             49,500      1,820,610
-------------------------------------------------------------------------------
 Saks, Inc.(1)                                            98,100      1,259,604
-------------------------------------------------------------------------------
 Shopko Stores, Inc.(1)                                   58,300      1,177,660
-------------------------------------------------------------------------------
 Stage Stores, Inc.(1)                                    35,200      1,222,848
-------------------------------------------------------------------------------
 Stein Mart, Inc.(1)                                      42,800        508,036
                                                                    -----------
                                                                      9,716,356

-------------------------------------------------------------------------------
 SPECIALTY RETAIL--8.3%
 A.C. Moore Arts & Crafts, Inc.(1)                        29,400      1,392,090
-------------------------------------------------------------------------------
 Aaron Rents, Inc.                                        41,100        984,345
-------------------------------------------------------------------------------
 AnnTaylor Stores Corp.(1)                                30,550        775,664
-------------------------------------------------------------------------------
 Asbury Automotive Group, Inc.(1)                         56,300        765,680
-------------------------------------------------------------------------------
 Borders Group, Inc.(1)                                   50,000        920,000
-------------------------------------------------------------------------------
 Buckle, Inc. (The)(1)                                     6,100        150,365
-------------------------------------------------------------------------------
 Building Materials Holding Corp.(1)                      76,000      1,092,120
-------------------------------------------------------------------------------
 Burlington Coat Factory Warehouse Corp.                  38,100        809,625


                   15  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Cato Corp., Cl. A                                        61,900    $ 1,380,370
-------------------------------------------------------------------------------
 Central Garden & Pet Co.(1)                              94,500      1,656,585
-------------------------------------------------------------------------------
 Charming Shoppes, Inc.(1)                                86,100        743,904
-------------------------------------------------------------------------------
 Chico's FAS, Inc.(1)                                     41,000      1,489,120
-------------------------------------------------------------------------------
 Christopher & Banks Corp.(1)                             28,200      1,192,860
-------------------------------------------------------------------------------
 Circuit City Stores, Inc./CarMax Group(1)                24,300        526,095
-------------------------------------------------------------------------------
 Claire's Stores, Inc.                                    56,100      1,284,690
-------------------------------------------------------------------------------
 Cost Plus, Inc.(1)                                       36,000      1,096,524
-------------------------------------------------------------------------------
 CSK Auto Corp.(1)                                        66,900        932,586
-------------------------------------------------------------------------------
 Deb Shops, Inc.                                          60,900      2,057,141
-------------------------------------------------------------------------------
 Dress Barn, Inc. (The)(1)                                84,700      1,310,309
-------------------------------------------------------------------------------
 Finish Line, Inc., Cl. A(1)                             133,600      2,394,112
-------------------------------------------------------------------------------
 Friedman's, Inc., Cl. A                                  73,200        951,527
-------------------------------------------------------------------------------
 Galyan's Trading Co.(1)                                  37,700        860,691
-------------------------------------------------------------------------------
 GameStop Corp.(1)                                        27,700        581,423
-------------------------------------------------------------------------------
 Gart Sports Co.(1)                                       20,600        586,894
-------------------------------------------------------------------------------
 Genesco, Inc.(1)                                          2,900         70,615
-------------------------------------------------------------------------------
 Goody's Family Clothing, Inc.(1)                         22,600        260,578
-------------------------------------------------------------------------------
 Group 1 Automotive, Inc.(1)                              46,600      1,777,790
-------------------------------------------------------------------------------
 Guitar Center, Inc.(1)                                   44,000        816,200
-------------------------------------------------------------------------------
 Gymboree Corp.(1)                                       135,500      2,170,710
-------------------------------------------------------------------------------
 Hancock Fabrics, Inc.                                   115,500      2,145,990
-------------------------------------------------------------------------------
 Haverty Furniture Cos., Inc.                             28,400        560,900
-------------------------------------------------------------------------------
 Hibbett Sporting Goods, Inc.(1)                          34,250        869,950
-------------------------------------------------------------------------------
 Hollywood Entertainment Corp.(1)                         36,000        744,480
-------------------------------------------------------------------------------
 Hot Topic, Inc.(1)                                       59,700      1,594,587
-------------------------------------------------------------------------------
 Hughes Supply, Inc.                                      59,600      2,676,040
-------------------------------------------------------------------------------
 Jo-Ann Stores, Inc., Cl. A(1)                            47,600      1,389,920
-------------------------------------------------------------------------------
 Linens `N Things, Inc.(1)                                 7,200        236,232
-------------------------------------------------------------------------------
 Lithia Motors, Inc., Cl. A(1)                            32,600        877,592
-------------------------------------------------------------------------------
 Men's Wearhouse, Inc. (The)(1)                           22,600        576,300
-------------------------------------------------------------------------------
 Michaels Stores, Inc.(1)                                 51,800      2,020,200
-------------------------------------------------------------------------------
 Movie Gallery, Inc.(1)                                  116,125      2,452,560
-------------------------------------------------------------------------------
 OfficeMax, Inc.(1)                                      126,400        744,496
-------------------------------------------------------------------------------
 Pacific Sunwear of California, Inc.(1)                   10,700        237,219
-------------------------------------------------------------------------------
 Party City Corp.(1)                                      44,500        725,350
-------------------------------------------------------------------------------
 Pep Boys-Manny, Moe & Jack                              109,900      1,851,815
-------------------------------------------------------------------------------
 PetsMart, Inc.(1)                                        97,600      1,565,504
-------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                     90,500      1,900,500
-------------------------------------------------------------------------------
 Regis Corp.                                              75,300      2,034,531
-------------------------------------------------------------------------------
 Rent-A-Center, Inc.(1)                                   18,300      1,061,583


                   16  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Rex Stores Corp.(1)                                      91,550    $ 1,264,306
-------------------------------------------------------------------------------
 Ross Stores, Inc.                                        51,600      2,102,700
-------------------------------------------------------------------------------
 Sharper Image Corp.(1)                                    8,200        165,230
-------------------------------------------------------------------------------
 Shoe Carnival, Inc.(1)                                   74,300      1,585,562
-------------------------------------------------------------------------------
 Sonic Automotive, Inc.(1)                                68,500      1,763,875
-------------------------------------------------------------------------------
 Sports Authority, Inc. (The)(1)                         144,900      1,646,064
-------------------------------------------------------------------------------
 TBC Corp.(1)                                            108,400      1,721,392
-------------------------------------------------------------------------------
 Too, Inc.(1)                                             71,800      2,211,440
-------------------------------------------------------------------------------
 Tractor Supply Co.(1)                                    33,000      2,342,670
-------------------------------------------------------------------------------
 Tuesday Morning Corp.(1)                                112,500      2,088,000
-------------------------------------------------------------------------------
 United Auto Group, Inc.(1)                               64,600      1,350,140
-------------------------------------------------------------------------------
 Urban Outfitters, Inc.(1)                                53,800      1,867,936
-------------------------------------------------------------------------------
 West Marine, Inc.(1)                                     82,800      1,056,528
-------------------------------------------------------------------------------
 Wet Seal, Inc., Cl. A(1)                                 88,500      2,150,550
-------------------------------------------------------------------------------
 Whitehall Jewellers, Inc.(1)                             69,400      1,440,050
-------------------------------------------------------------------------------
 Williams-Sonoma, Inc.(1)                                 31,300        959,658
                                                                    -----------
                                                                     83,012,463

-------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.7%
 Brown Shoe Co., Inc.                                     14,600        410,260
-------------------------------------------------------------------------------
 Cherokee, Inc.(1)                                         6,100        126,697
-------------------------------------------------------------------------------
 Coach, Inc.(1)                                            1,100         60,390
-------------------------------------------------------------------------------
 Fossil, Inc.(1)                                         107,550      2,211,228
-------------------------------------------------------------------------------
 Garan, Inc.                                              14,200        821,470
-------------------------------------------------------------------------------
 Gildan Activewear, Inc., Cl. A(1)                         6,300        142,002
-------------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                                    102,200      2,655,156
-------------------------------------------------------------------------------
 Kellwood Co.                                             69,500      2,258,750
-------------------------------------------------------------------------------
 Kenneth Cole Productions, Inc., Cl. A(1)                 51,800      1,468,530
-------------------------------------------------------------------------------
 Novel Denim Holdings Ltd.(1)                                400          2,860
-------------------------------------------------------------------------------
 OshKosh B'Gosh, Inc., Cl. A                              33,600      1,461,261
-------------------------------------------------------------------------------
 Phillips-Van Heusen Corp.                                 8,200        127,920
-------------------------------------------------------------------------------
 Quaker Fabric Corp.(1)                                  158,200      2,451,942
-------------------------------------------------------------------------------
 Quicksilver, Inc.(1)                                     61,300      1,520,240
-------------------------------------------------------------------------------
 Russell Corp.                                             9,400        180,950
-------------------------------------------------------------------------------
 Steven Madden Ltd.                                        4,600         91,213
-------------------------------------------------------------------------------
 Stride Rite Corp.                                        64,900        519,200
-------------------------------------------------------------------------------
 Unifi, Inc.(1)                                           32,800        357,520
-------------------------------------------------------------------------------
 Wellman, Inc.                                            13,900        232,825
                                                                    -----------
                                                                     17,100,414


                   17  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 CONSUMER STAPLES--4.1%
-------------------------------------------------------------------------------
 BEVERAGES--0.3%
 Adolph Coors Co., Cl. B                                  14,700    $   915,810
-------------------------------------------------------------------------------
 Boston Beer Co., Inc., Cl. A(1)                          44,700        710,730
-------------------------------------------------------------------------------
 Coca-Cola Bottling Co.                                    2,900        124,700
-------------------------------------------------------------------------------
 Cott Corp.(1)                                            83,900      1,593,261
                                                                    -----------
                                                                      3,344,501

-------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.2%
 Nash Finch Co.                                           66,500      2,125,340
-------------------------------------------------------------------------------
 FOOD PRODUCTS--1.8%
 American Italian Pasta Co.(1)                            20,500      1,045,295
-------------------------------------------------------------------------------
 Chiquita Brands International, Inc.(1)                   16,200        290,142
-------------------------------------------------------------------------------
 Del Monte Foods Co.(1)                                   30,700        362,260
-------------------------------------------------------------------------------
 Dole Food Co., Inc.                                      59,500      1,716,575
-------------------------------------------------------------------------------
 Fresh Del Monte Produce, Inc.                           114,100      2,852,500
-------------------------------------------------------------------------------
 Horizon Organic Holding Corp.(1)                         20,600        362,972
-------------------------------------------------------------------------------
 Interstate Bakeries Corp.                                48,500      1,400,680
-------------------------------------------------------------------------------
 J & J Snack Foods Corp.(1)                               42,300      1,901,808
-------------------------------------------------------------------------------
 Jarden Corp.(1)                                          21,500        425,700
-------------------------------------------------------------------------------
 Lance, Inc.                                             101,800      1,484,244
-------------------------------------------------------------------------------
 Martek Biosciences Corp.(1)                              75,200      1,573,184
-------------------------------------------------------------------------------
 Monterey Pasta Co.(1)                                    11,900        112,217
-------------------------------------------------------------------------------
 Peet's Coffee & Tea, Inc.(1)                             82,500      1,518,825
-------------------------------------------------------------------------------
 Ralcorp Holdings, Inc.(1)                                64,400      2,012,500
-------------------------------------------------------------------------------
 Sensient Technologies Corp.                              42,000        955,920
-------------------------------------------------------------------------------
 Smucker Co., J.M. (The)                                  14,365        490,277
                                                                    -----------
                                                                     18,505,099

-------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.1%
 Chattem, Inc.(1)                                         64,300      2,025,450
-------------------------------------------------------------------------------
 Church & Dwight Co., Inc.                                41,600      1,303,328
-------------------------------------------------------------------------------
 Dial Corp. (The)                                        123,200      2,466,464
-------------------------------------------------------------------------------
 Nu Skin Asia Pacific, Inc., Cl. A                        77,500      1,127,625
-------------------------------------------------------------------------------
 Playtex Products, Inc.(1)                               151,000      1,955,450
-------------------------------------------------------------------------------
 WD-40 Co.                                                60,100      1,668,376
                                                                    -----------
                                                                     10,546,693

-------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Del Laboratories, Inc.                                   18,700        467,500
-------------------------------------------------------------------------------
 Oakley, Inc.(1)                                          58,400      1,016,160
-------------------------------------------------------------------------------
 Yankee Candle, Inc. (The)(1)                             77,900      2,110,311
                                                                    -----------
                                                                      3,593,971


                   18  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 TOBACCO--0.3%
 DIMON, Inc.                                              31,400    $   217,288
-------------------------------------------------------------------------------
 Schweitzer-Mauduit International, Inc.                   52,600      1,293,960
-------------------------------------------------------------------------------
 Standard Commercial Corp.                                66,700      1,447,390
                                                                    -----------
                                                                      2,958,638

-------------------------------------------------------------------------------
 ENERGY--3.0%
-------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.8%
 Ensign Resource Service Group, Inc.                     114,000      1,237,517
-------------------------------------------------------------------------------
 Grey Wolf, Inc.(1)                                       74,500        304,705
-------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                  51,500      1,839,580
-------------------------------------------------------------------------------
 Maverick Tube Corp.(1)                                    2,900         43,500
-------------------------------------------------------------------------------
 Oceaneering International, Inc.(1)                       26,200        707,400
-------------------------------------------------------------------------------
 Oil States International, Inc.(1)                         8,700        103,530
-------------------------------------------------------------------------------
 Petroleum Helicopters, Inc.(1)                              800         23,432
-------------------------------------------------------------------------------
 RPC, Inc.                                                   600          7,080
-------------------------------------------------------------------------------
 Superior Energy Services, Inc.(1)                         8,200         83,230
-------------------------------------------------------------------------------
 Tesco Corp.(1)                                           16,100        178,371
-------------------------------------------------------------------------------
 Tetra Technologies, Inc.(1)                                 100          2,655
-------------------------------------------------------------------------------
 Trican Well Service Ltd.(1)                             147,600      1,746,861
-------------------------------------------------------------------------------
 W-H Energy Services, Inc.(1)                             11,300        250,408
-------------------------------------------------------------------------------
 Willbros Group, Inc.(1)                                  76,800      1,305,600
                                                                    -----------
                                                                      7,833,869

-------------------------------------------------------------------------------
 OIL & GAS--2.2%
 Baytex Energy Ltd.(1)                                   209,800        993,201
-------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                     51,300      1,454,355
-------------------------------------------------------------------------------
 Callon Petroleum Co.(1)                                  89,200        435,296
-------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(1)                               7,000         12,530
-------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(1,2)                           428,200        768,615
-------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(1)                             386,800        694,302
-------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.                           1,402         48,018
-------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.                           2,322         78,657
-------------------------------------------------------------------------------
 Canadian Superior Energy, Inc.(1)                       259,424        559,478
-------------------------------------------------------------------------------
 Chesapeake Energy Corp.(1)                              200,000      1,440,000
-------------------------------------------------------------------------------
 Compton Petroleum Corp.(1)                              690,000      1,792,031
-------------------------------------------------------------------------------
 Denbury Resources, Inc.(1)                               11,600        119,364
-------------------------------------------------------------------------------
 Frontier Oil Corp.                                       35,500        624,800
-------------------------------------------------------------------------------
 Holly Corp.                                              22,600        378,550
-------------------------------------------------------------------------------
 Meota Resources Corp.(1)                                517,200      1,428,260
-------------------------------------------------------------------------------
 Newfield Exploration Co.(1)                              42,800      1,590,876
-------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                   42,750      1,172,633
-------------------------------------------------------------------------------
 Pennzoil-Quaker State Co.                                31,700        682,501


                   19  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 OIL & GAS Continued
 Peyto Exploration & Development Corp.(1)                381,000    $ 1,728,516
-------------------------------------------------------------------------------
 Premcor, Inc.(1)                                         72,200      1,856,984
-------------------------------------------------------------------------------
 Purcell Energy Ltd.(1)                                  588,100      1,024,699
-------------------------------------------------------------------------------
 Quicksilver Resources, Inc.(1)                           77,300      1,998,205
-------------------------------------------------------------------------------
 Range Resources Corp.(1)                                 15,800         88,480
-------------------------------------------------------------------------------
 Remington Oil & Gas Corp.(1)                              4,600         91,632
-------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                             27,400        333,290
-------------------------------------------------------------------------------
 Syntroleum Corp.(1)                                       3,800         10,944
-------------------------------------------------------------------------------
 Upton Resources, Inc.(1)                                146,400        346,532
-------------------------------------------------------------------------------
 Western Gas Resources, Inc.                               5,600        209,440
                                                                    -----------
                                                                     21,962,189

-------------------------------------------------------------------------------
 FINANCIALS--16.5%
-------------------------------------------------------------------------------
 BANKS--11.1%
 1st Source Corp.                                         32,050        792,276
-------------------------------------------------------------------------------
 Allegiant Bancorp, Inc.                                  19,600        356,132
-------------------------------------------------------------------------------
 American Financial Holdings, Inc.                        19,400        580,448
-------------------------------------------------------------------------------
 Anchor BanCorp Wisconsin, Inc.                           17,600        424,336
-------------------------------------------------------------------------------
 Arrow Financial Corp.                                    18,660        634,253
-------------------------------------------------------------------------------
 Astoria Financial Corp.                                  25,800        826,890
-------------------------------------------------------------------------------
 BancFirst Corp.                                           5,700        264,423
-------------------------------------------------------------------------------
 Bank Mutual Corp.                                         5,800        118,146
-------------------------------------------------------------------------------
 BankAtlantic Bancorp, Inc.                              126,600      1,569,840
-------------------------------------------------------------------------------
 Banknorth Group, Inc.                                    13,620        354,392
-------------------------------------------------------------------------------
 BankUnited Financial Corp., Cl. A(1)                     81,100      1,553,065
-------------------------------------------------------------------------------
 Banner Corp.                                             11,600        287,100
-------------------------------------------------------------------------------
 Berkshire Hills Bancorp, Inc.                            11,600        303,920
-------------------------------------------------------------------------------
 Brookline Bancorp, Inc.                                  53,300      1,348,490
-------------------------------------------------------------------------------
 BSB Bancorp, Inc.                                         8,700        232,116
-------------------------------------------------------------------------------
 Capitol Federal Financial                                 8,700        226,896
-------------------------------------------------------------------------------
 Cascade Bancorp                                           6,700        120,600
-------------------------------------------------------------------------------
 CB Bancshares, Inc.                                      12,530        474,762
-------------------------------------------------------------------------------
 CFS Bancorp, Inc.                                        29,800        460,708
-------------------------------------------------------------------------------
 Citizens Banking Corp.                                   29,300        849,114
-------------------------------------------------------------------------------
 Citizens First Bancorp, Inc.                              8,500        191,165
-------------------------------------------------------------------------------
 City National Corp.                                         100          5,375
-------------------------------------------------------------------------------
 Commonwealth Bancorp, Inc.                               55,000      1,631,850
-------------------------------------------------------------------------------
 Coastal Bancorp, Inc.                                    19,200        609,792
-------------------------------------------------------------------------------
 Commerce Bancshares, Inc.                                 9,800        433,552
-------------------------------------------------------------------------------
 Commercial Federal Corp.                                 68,200      1,977,800
-------------------------------------------------------------------------------
 Community First Bankshares, Inc.                         44,100      1,150,569
-------------------------------------------------------------------------------
 Connecticut Bancshares, Inc.                             60,500      2,008,600


                   20  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 BANKS Continued
 Corus Bankshares, Inc.                                    6,000    $   275,514
-------------------------------------------------------------------------------
 Cullen/Frost Bankers, Inc.                                7,400        266,030
-------------------------------------------------------------------------------
 CVB Financial Corp.                                      47,425      1,077,022
-------------------------------------------------------------------------------
 Dime Community Bancshares, Inc.                          78,450      1,780,031
-------------------------------------------------------------------------------
 Downey Financial Corp.                                   20,800        983,840
-------------------------------------------------------------------------------
 East West Bancorp, Inc.                                  44,100      1,522,332
-------------------------------------------------------------------------------
 F.N.B. Corp.                                             31,552        866,418
-------------------------------------------------------------------------------
 Fidelity Bankshares, Inc.                                85,165      1,882,998
-------------------------------------------------------------------------------
 First BanCorp, Puerto Rico                               24,100        908,570
-------------------------------------------------------------------------------
 First Charter Corp.                                       9,800        177,184
-------------------------------------------------------------------------------
 First Citizens BancShares, Inc., Cl. A                    4,500        497,655
-------------------------------------------------------------------------------
 First Commonwealth Financial Corp.                       18,100        244,169
-------------------------------------------------------------------------------
 First Community Bancshares, Inc.                         30,000      1,009,800
-------------------------------------------------------------------------------
 First Essex Bancorp, Inc.                                38,050      1,301,310
-------------------------------------------------------------------------------
 First Federal Capital Corp.                              73,400      1,622,140
-------------------------------------------------------------------------------
 First Financial Bankshares, Inc.                          6,500        271,954
-------------------------------------------------------------------------------
 First Financial Holdings, Inc.                           69,000      2,259,060
-------------------------------------------------------------------------------
 First Indiana Corp.                                      17,200        374,444
-------------------------------------------------------------------------------
 First Midwest Bancorp, Inc.                              50,350      1,398,723
-------------------------------------------------------------------------------
 First Niagara Financial Group, Inc.                      29,500        818,920
-------------------------------------------------------------------------------
 First Place Financial Corp.                              30,200        601,282
-------------------------------------------------------------------------------
 First Republic Bank(1)                                   18,900        519,750
-------------------------------------------------------------------------------
 First Sentinel Bancorp, Inc.                             75,500      1,038,880
-------------------------------------------------------------------------------
 FirstFed America Bancorp, Inc.                            9,300        221,340
-------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                                   95,700      2,210,670
-------------------------------------------------------------------------------
 Flushing Financial Corp.                                 51,160      1,048,268
-------------------------------------------------------------------------------
 Glacier Bancorp, Inc.                                    42,600      1,043,700
-------------------------------------------------------------------------------
 Granite State Bankshares, Inc.                           13,100        429,811
-------------------------------------------------------------------------------
 Great Southern Bancorp, Inc.                                300         11,940
-------------------------------------------------------------------------------
 Hanmi Financial Corp.                                    17,900        306,806
-------------------------------------------------------------------------------
 Harbor Florida Bancshares, Inc.                          74,400      1,548,264
-------------------------------------------------------------------------------
 Hibernia Corp., Cl. A                                    83,200      1,646,528
-------------------------------------------------------------------------------
 Hudson River Bancorp, Inc.                               32,200        869,078
-------------------------------------------------------------------------------
 Hudson United Bancorp                                    43,100      1,230,936
-------------------------------------------------------------------------------
 IBERIABANK Corp.                                         33,750      1,368,225
-------------------------------------------------------------------------------
 Independence Community Bank Corp.                        72,500      2,082,925
-------------------------------------------------------------------------------
 Independent Bank Corp.-Massachusetts                     69,200      1,583,988
-------------------------------------------------------------------------------
 Independent Bank Corp.-Michigan                          60,775      1,918,059
-------------------------------------------------------------------------------
 International Bancshares Corp.                           18,125        765,600
-------------------------------------------------------------------------------
 Investors Financial Services Corp.                       15,600        523,224
-------------------------------------------------------------------------------
 Local Financial Corp.(1)                                101,300      1,652,203


                   21  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 BANKS Continued
 MAF Bancorp, Inc.                                        60,600    $ 2,278,560
-------------------------------------------------------------------------------
 Main Street Banks, Inc.                                  13,900        287,452
-------------------------------------------------------------------------------
 MB Financial, Inc.                                       24,300        813,078
-------------------------------------------------------------------------------
 Medford Bancorp, Inc.                                     5,300        184,599
-------------------------------------------------------------------------------
 Midwest Banc Holdings, Inc.                              31,600        944,524
-------------------------------------------------------------------------------
 Mississippi Valley Bancshares, Inc.                      29,000      1,500,170
-------------------------------------------------------------------------------
 NBT Bancorp, Inc.                                        25,300        457,171
-------------------------------------------------------------------------------
 Net.B@nk, Inc.(1)                                         6,392         74,467
-------------------------------------------------------------------------------
 OceanFirst Financial Corp.                               46,000      1,110,440
-------------------------------------------------------------------------------
 Old Second Bancorp, Inc.                                 37,733      1,386,310
-------------------------------------------------------------------------------
 Oriental Financial Group, Inc.                            5,500        139,480
-------------------------------------------------------------------------------
 Pacific Capital Bancorp                                  39,600        945,648
-------------------------------------------------------------------------------
 Pacific Northwest Bancorp                                60,400      1,891,728
-------------------------------------------------------------------------------
 PennFed Financial Services, Inc.                         17,600        491,040
-------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                        45,800      1,758,720
-------------------------------------------------------------------------------
 Port Financial Corp.                                     41,500      1,663,735
-------------------------------------------------------------------------------
 Prosperity Bancshares, Inc.                              96,000      1,749,024
-------------------------------------------------------------------------------
 Provident Bankshares Corp.                               14,600        345,874
-------------------------------------------------------------------------------
 Quaker City Bancorp, Inc.(1)                             14,900        617,158
-------------------------------------------------------------------------------
 R & G Financial Corp., Cl. B                             63,700      1,510,327
-------------------------------------------------------------------------------
 Republic Bancorp, Inc.                                   12,700        189,738
-------------------------------------------------------------------------------
 Republic Bancorp, Inc., Cl. A                            42,750        504,023
-------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.                                     69,200      1,510,636
-------------------------------------------------------------------------------
 S&T Bancorp, Inc.                                        49,900      1,347,300
-------------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                                          300         12,285
-------------------------------------------------------------------------------
 Sandy Spring Bancorp, Inc.                               45,000      1,446,750
-------------------------------------------------------------------------------
 Seacoast Banking Corp. of Florida                        27,900      1,610,667
-------------------------------------------------------------------------------
 Seacoast Financial Services Corp.                        86,400      2,166,048
-------------------------------------------------------------------------------
 Second Bancorp, Inc.                                     21,600        589,680
-------------------------------------------------------------------------------
 South Financial Group, Inc. (The)                        78,600      1,761,347
-------------------------------------------------------------------------------
 Sovereign Bancorp, Inc.                                 150,000      2,242,500
-------------------------------------------------------------------------------
 St. Francis Capital Corp.                                20,700        513,153
-------------------------------------------------------------------------------
 State Bancorp, Inc.                                      35,895        629,957
-------------------------------------------------------------------------------
 Staten Island Bancorp, Inc.                              53,000      1,017,600
-------------------------------------------------------------------------------
 Sterling Bancshares, Inc.                                12,050        177,979
-------------------------------------------------------------------------------
 Texas Regional Bancshares, Inc., Cl. A                    8,800        436,559
-------------------------------------------------------------------------------
 Troy Financial Corp.                                     77,175      2,322,968
-------------------------------------------------------------------------------
 UCBH Holdings, Inc.                                      16,100        611,961
-------------------------------------------------------------------------------
 UMB Financial Corp.                                      13,700        642,119
-------------------------------------------------------------------------------
 Umpqua Holdings Corp.                                     4,200         77,616
-------------------------------------------------------------------------------
 Unizan Financial Corp.                                   29,835        638,767


                   22  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 BANKS Continued
 Washington Federal, Inc.                                 14,700    $   371,322
-------------------------------------------------------------------------------
 Waypoint Financial Corp.                                106,700      2,085,985
-------------------------------------------------------------------------------
 Webster Financial Corp.                                  51,600      1,973,184
-------------------------------------------------------------------------------
 WesBanco, Inc.                                            6,200        147,002
-------------------------------------------------------------------------------
 Westamerica Bancorp                                       9,800        387,688
-------------------------------------------------------------------------------
 Westcorp                                                 43,600      1,393,020
-------------------------------------------------------------------------------
 Whitney Holding Corp.                                    18,600        571,764
-------------------------------------------------------------------------------
 Willow Grove Bancorp, Inc.                               17,600        206,448
-------------------------------------------------------------------------------
 WSFS Financial Corp.                                     43,100      1,114,997
                                                                    -----------
                                                                    110,796,769

-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--2.0%
 Affiliated Managers Group, Inc.(1)                       18,200      1,119,300
-------------------------------------------------------------------------------
 American Home Mortgage Holdings, Inc.                    35,900        448,391
-------------------------------------------------------------------------------
 Cash America International, Inc.                        131,700      1,211,640
-------------------------------------------------------------------------------
 Credit Acceptance Corp.(1)                              125,700      1,580,049
-------------------------------------------------------------------------------
 Eaton Vance Corp.                                         9,600        299,520
-------------------------------------------------------------------------------
 Financial Federal Corp.(1)                               38,800      1,284,280
-------------------------------------------------------------------------------
 Friedman, Billings, Ramsey Group, Inc.(1)               168,500      2,145,005
-------------------------------------------------------------------------------
 Gabelli Asset Management, Inc.(1)                        19,000        693,500
-------------------------------------------------------------------------------
 Hawthorne Financial Corp.(1)                             28,800        933,408
-------------------------------------------------------------------------------
 iDine Rewards Network, Inc.(1)                           57,600        662,400
-------------------------------------------------------------------------------
 Interpool, Inc.                                          49,800        859,548
-------------------------------------------------------------------------------
 iShares Russell 2000 Index Fund                          14,000      1,269,100
-------------------------------------------------------------------------------
 ITLA Capital Corp.(1)                                    23,600        700,684
-------------------------------------------------------------------------------
 Jefferies Group, Inc.                                    44,300      1,865,030
-------------------------------------------------------------------------------
 John Nuveen Co. (The), Cl. A                             12,300        316,110
-------------------------------------------------------------------------------
 Ladenburg Thalmann Financial Services, Inc.(1)            5,889          1,767
-------------------------------------------------------------------------------
 New Century Financial Corp.                             106,700      3,731,299
-------------------------------------------------------------------------------
 Student Loan Corp. (The)                                 12,100      1,002,364
-------------------------------------------------------------------------------
 Walter Industries, Inc.                                  34,700        463,245
-------------------------------------------------------------------------------
 World Acceptance Corp.(1)                                14,800        124,320
                                                                    -----------
                                                                     20,710,960

-------------------------------------------------------------------------------
 INSURANCE--2.7%
 21st Century Insurance Group                              1,900         36,100
-------------------------------------------------------------------------------
 Alfa Corp.                                               91,400      1,069,380
-------------------------------------------------------------------------------
 Berkley (W.R.) Corp.                                     11,400        627,000
-------------------------------------------------------------------------------
 Brown & Brown, Inc.                                      51,600      1,625,400
-------------------------------------------------------------------------------
 CCC Information Services Group, Inc.(1)                  23,300        326,200
-------------------------------------------------------------------------------
 Commerce Group, Inc. (The)                               32,200      1,273,510
-------------------------------------------------------------------------------
 CorVel Corp.(1)                                          51,450      1,723,410


                   23  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 INSURANCE Continued
 Danielson Holding Corp.(1)                                2,000    $     9,840
-------------------------------------------------------------------------------
 Delphi Financial Group, Inc., Cl. A                      18,800        814,980
-------------------------------------------------------------------------------
 EMC Insurance Group, Inc.                                   300          4,515
-------------------------------------------------------------------------------
 Fidelity National Financial, Inc.                        26,840        848,144
-------------------------------------------------------------------------------
 Hilb, Rogal & Hamilton Co.                               52,200      2,362,050
-------------------------------------------------------------------------------
 Horace Mann Educators Corp.                              64,400      1,202,348
-------------------------------------------------------------------------------
 IPC Holdings Ltd.                                        19,500        595,530
-------------------------------------------------------------------------------
 Midland Co. (The)                                         6,800        343,196
-------------------------------------------------------------------------------
 Ohio Casualty Corp.(1)                                  121,500      2,539,350
-------------------------------------------------------------------------------
 Penn-America Group, Inc.                                    700          7,371
-------------------------------------------------------------------------------
 Philadelphia Consolidated Holding Co.(1)                 41,700      1,890,678
-------------------------------------------------------------------------------
 Presidential Life Corp.                                  18,600        377,022
-------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                              46,500      1,701,900
-------------------------------------------------------------------------------
 RLI Corp.                                                20,500      1,045,500
-------------------------------------------------------------------------------
 Selective Insurance Group, Inc.                          20,300        575,099
-------------------------------------------------------------------------------
 StanCorp Financial Group, Inc.                           28,000      1,554,000
-------------------------------------------------------------------------------
 Triad Guaranty, Inc.(1)                                  45,800      1,993,674
-------------------------------------------------------------------------------
 UICI(1)                                                  92,800      1,874,560
-------------------------------------------------------------------------------
 Zenith National Insurance Corp.                          23,200        738,920
                                                                    -----------
                                                                     27,159,677

-------------------------------------------------------------------------------
 REAL ESTATE--0.7%
 Anworth Mortgage Asset Corp.                             30,050        420,399
-------------------------------------------------------------------------------
 Apex Mortgage Capital, Inc.                              17,400        260,826
-------------------------------------------------------------------------------
 Correctional Properties Trust                            11,600        255,200
-------------------------------------------------------------------------------
 Developers Diversified Realty Corp.                       9,700        218,250
-------------------------------------------------------------------------------
 Impac Mortgage Holdings, Inc.                            57,100        769,708
-------------------------------------------------------------------------------
 Jones Lang LaSalle, Inc.(1)                              94,400      2,331,680
-------------------------------------------------------------------------------
 Novastar Financial, Inc.                                  8,900        318,175
-------------------------------------------------------------------------------
 RAIT Investment Trust                                    13,200        313,236
-------------------------------------------------------------------------------
 Ramco-Gershenson Properties Trust                        17,700        356,655
-------------------------------------------------------------------------------
 Redwood Trust, Inc.                                       5,900        185,850
-------------------------------------------------------------------------------
 St. Joe Co. (The)                                        25,600        768,512
-------------------------------------------------------------------------------
 Stratus Properties, Inc.                                 21,666        203,877
-------------------------------------------------------------------------------
 Urstadt Biddle Properties, Inc.                           1,000         10,050
-------------------------------------------------------------------------------
 William Lyon Homes, Inc.(1)                              11,700        304,785
                                                                    -----------
                                                                      6,717,203


                   24  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 HEALTH CARE--11.2%
-------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.0%
-------------------------------------------------------------------------------
 Adolor Corp.(1)                                          30,200    $   340,052
-------------------------------------------------------------------------------
 Amylin Pharmaceuticals, Inc.(1)                          19,500        213,330
-------------------------------------------------------------------------------
 Ariad Pharmaceuticals, Inc.(1)                            7,000         29,120
-------------------------------------------------------------------------------
 Array BioPharma, Inc.(1)                                 66,700        642,988
-------------------------------------------------------------------------------
 AVI BioPharma, Inc.(1)                                   15,300         44,982
-------------------------------------------------------------------------------
 Charles River Laboratories International, Inc.(1)        72,100      2,527,105
-------------------------------------------------------------------------------
 Ciphergen Biosystems, Inc.(1)                            30,700        108,371
-------------------------------------------------------------------------------
 deCODE genetics, Inc.(1)                                 45,200        211,536
-------------------------------------------------------------------------------
 Discovery Partners International, Inc.(1)                 7,900         51,824
-------------------------------------------------------------------------------
 Embrex, Inc.(1)                                          30,000        627,600
-------------------------------------------------------------------------------
 Gene Logic, Inc.(1)                                      20,600        288,400
-------------------------------------------------------------------------------
 Genta, Inc.(1)                                          170,500      1,413,445
-------------------------------------------------------------------------------
 Idexx Laboratories, Inc.(1)                              37,400        964,546
-------------------------------------------------------------------------------
 InterMune, Inc.(1)                                       39,000        822,900
-------------------------------------------------------------------------------
 Ligand Pharmaceuticals, Inc., Cl. B(1)                   96,200      1,394,900
-------------------------------------------------------------------------------
 Medicines Co. (The)(1)                                   63,400        781,722
-------------------------------------------------------------------------------
 Nuerocrine Biosciences, Inc.(1)                          35,200      1,008,480
-------------------------------------------------------------------------------
 OSI Pharmaceuticals, Inc.(1)                             16,600        398,732
-------------------------------------------------------------------------------
 SangStat Medical Corp.(1)                                65,600      1,507,488
-------------------------------------------------------------------------------
 Sicor, Inc.(1)                                            9,500        176,130
-------------------------------------------------------------------------------
 Telik, Inc.(1)                                          150,400      1,880,000
-------------------------------------------------------------------------------
 Transkaryotic Therapies, Inc.(1)                         44,000      1,586,200
-------------------------------------------------------------------------------
 Trimeris, Inc.(1)                                        42,700      1,895,453
-------------------------------------------------------------------------------
 V.I. Technologies, Inc.(1)                              101,200        369,380
-------------------------------------------------------------------------------
 XOMA Ltd.(1)                                            133,300        531,867
                                                                    -----------
                                                                     19,816,551

-------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
-------------------------------------------------------------------------------
 Aksys Ltd.(1)                                            96,000        662,400
-------------------------------------------------------------------------------
 Alaris Medical, Inc.(1)                                  82,400        548,784
-------------------------------------------------------------------------------
 American Medical Systems Holdings, Inc.(1)              101,400      2,034,084
-------------------------------------------------------------------------------
 Arrow International, Inc.                                19,600        765,380
-------------------------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A(1)                     46,000      2,093,460
-------------------------------------------------------------------------------
 Biosite, Inc.(1)                                         55,700      1,567,955
-------------------------------------------------------------------------------
 Bruker AXS, Inc.(1)                                      63,200         94,800
-------------------------------------------------------------------------------
 Cerus Corp.(1)                                           19,600        664,048
-------------------------------------------------------------------------------
 Cholestech Corp.(1)                                      15,600        164,580
-------------------------------------------------------------------------------
 Closure Medical Corp.                                     2,100         29,400
-------------------------------------------------------------------------------
 Conceptus, Inc.(1)                                       18,500        305,065
-------------------------------------------------------------------------------
 ConMed Corp.(1)                                          70,400      1,572,032


                   25  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Cooper Cos., Inc. (The)                                   6,700    $   315,570
-------------------------------------------------------------------------------
 Diagnostic Products Corp.                                46,000      1,702,000
-------------------------------------------------------------------------------
 Fischer Imaging Corp.(1)                                 71,300        606,421
-------------------------------------------------------------------------------
 HealthTronics Surgical Services, Inc.(1)                 22,487        393,298
-------------------------------------------------------------------------------
 Hologic, Inc.(1)                                        150,300      2,174,841
-------------------------------------------------------------------------------
 ICU Medical, Inc.(1)                                     28,050        866,745
-------------------------------------------------------------------------------
 Igen, Inc.(1)                                            29,300        922,950
-------------------------------------------------------------------------------
 Immucor, Inc.(1)                                         75,500      1,771,985
-------------------------------------------------------------------------------
 Inamed Corp.(1)                                          59,800      1,597,856
-------------------------------------------------------------------------------
 Integra LifeSciences Holdings Corp.(1)                    5,400        117,450
-------------------------------------------------------------------------------
 K-V Pharmaceutical Co., Cl. A(1)                         16,100        434,700
-------------------------------------------------------------------------------
 Kyphon, Inc.(1)                                          51,200        746,496
-------------------------------------------------------------------------------
 Lifeline Systems, Inc.(1)                                16,000        421,440
-------------------------------------------------------------------------------
 Medical Action Industries, Inc.(1)                        3,300         42,240
-------------------------------------------------------------------------------
 Mentor Corp.                                             50,200      1,842,792
-------------------------------------------------------------------------------
 Meridian Medical Technologies, Inc.(1)                   41,800      1,508,980
-------------------------------------------------------------------------------
 Merit Medical Systems, Inc.(1)                          108,100      2,230,103
-------------------------------------------------------------------------------
 Noven Pharmaceuticals, Inc.(1)                           88,300      2,251,650
-------------------------------------------------------------------------------
 Ocular Sciences, Inc.(1)                                 60,200      1,595,300
-------------------------------------------------------------------------------
 OrthoLogic Corp.(1)                                      99,000        547,470
-------------------------------------------------------------------------------
 Penwest Pharmaceuticals Co.(1)                           43,800        854,100
-------------------------------------------------------------------------------
 Possis Medical, Inc.(1)                                  85,600      1,057,074
-------------------------------------------------------------------------------
 Quidel Corp.(1)                                         132,700        914,303
-------------------------------------------------------------------------------
 Radiologix, Inc.(1)                                      92,500      1,410,625
-------------------------------------------------------------------------------
 Respironics, Inc.(1)                                      5,400        183,870
-------------------------------------------------------------------------------
 Rita Medical Systems, Inc.(1)                            14,600        147,752
-------------------------------------------------------------------------------
 Steris Corp.(1)                                          92,000      1,758,120
-------------------------------------------------------------------------------
 Viasys Healthcare, Inc.(1)                               15,400        268,730
-------------------------------------------------------------------------------
 Vital Signs, Inc.                                        29,300      1,059,195
-------------------------------------------------------------------------------
 West Pharmaceutical Services, Inc.                       24,200        776,578
-------------------------------------------------------------------------------
 Young Innovations, Inc.(1)                               88,400      1,920,048
-------------------------------------------------------------------------------
 Zoll Medical Corp.(1)                                     9,800        318,794
                                                                    -----------
                                                                     43,261,464

-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.4%
 aaiPharma, Inc.(1)                                       69,500      1,562,360
-------------------------------------------------------------------------------
 Accredo Health, Inc.(1)                                  33,900      1,564,146
-------------------------------------------------------------------------------
 Alliance Imaging, Inc.(1)                                33,900        457,650
-------------------------------------------------------------------------------
 American Medical Security Group, Inc.(1)                 32,700        783,165
-------------------------------------------------------------------------------
 AmSurg Corp.(1)                                          93,600      2,457,936
-------------------------------------------------------------------------------
 BioReliance Corp.(1)                                     34,600        858,080


                   26  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Caremark Rx, Inc.(1)                                     76,000    $ 1,254,000
-------------------------------------------------------------------------------
 Cole National Corp.(1)                                   79,000      1,501,000
-------------------------------------------------------------------------------
 Covance, Inc.(1)                                         80,400      1,507,500
-------------------------------------------------------------------------------
 Coventry Health Care, Inc.(1)                            45,800      1,301,636
-------------------------------------------------------------------------------
 D&K Healthcare Resources, Inc.                           54,000      1,904,040
-------------------------------------------------------------------------------
 DaVita, Inc.(1)                                          72,900      1,735,020
-------------------------------------------------------------------------------
 Dianon Systems, Inc.(1)                                  32,500      1,736,150
-------------------------------------------------------------------------------
 Dynacare, Inc.(1)                                       122,100      2,684,979
-------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc.(1)                         62,300        946,337
-------------------------------------------------------------------------------
 Hooper Holmes, Inc.                                      44,200        353,600
-------------------------------------------------------------------------------
 Humana, Inc.(1)                                          22,000        343,860
-------------------------------------------------------------------------------
 LabOne, Inc.(1)                                          47,900      1,244,921
-------------------------------------------------------------------------------
 LifePoint Hospitals, Inc.(1)                             43,200      1,568,592
-------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc.(1)                   82,200      2,576,970
-------------------------------------------------------------------------------
 Owens & Minor, Inc.                                      22,600        446,576
-------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                             29,000      1,347,340
-------------------------------------------------------------------------------
 Pediatrix Medical Group, Inc.(1)                         48,200      1,205,000
-------------------------------------------------------------------------------
 Prime Medical Services, Inc.(1)                          38,300        445,046
-------------------------------------------------------------------------------
 PSS World Medical, Inc.(1)                              186,000      1,506,600
-------------------------------------------------------------------------------
 Schein (Henry), Inc.(1)                                  23,500      1,045,750
-------------------------------------------------------------------------------
 Sierra Health Services, Inc.(1)                         171,900      3,841,965
-------------------------------------------------------------------------------
 Tripos, Inc.(1)                                          60,100      1,310,180
-------------------------------------------------------------------------------
 U.S. Physical Therapy, Inc.(1)                           95,500      1,939,605
-------------------------------------------------------------------------------
 United Surgical Partners International, Inc.(1)          34,500      1,068,810
-------------------------------------------------------------------------------
 US Oncology, Inc.(1)                                      6,700         55,811
-------------------------------------------------------------------------------
 VitalWorks, Inc.(1)                                     207,800      1,703,960
                                                                    -----------
                                                                     44,258,585

-------------------------------------------------------------------------------
 PHARMACEUTICALS--0.4%
 Bradley Pharmaceuticals, Inc.(1)                         21,000        279,300
-------------------------------------------------------------------------------
 Connetics Corp.(1)                                       32,500        419,867
-------------------------------------------------------------------------------
 First Horizon Pharmaceutical Corp.(1)                     8,600        177,934
-------------------------------------------------------------------------------
 Impax Laboratories, Inc.(1)                              92,800        695,072
-------------------------------------------------------------------------------
 Indevus Pharmaceuticals, Inc.(1)                         82,700         95,932
-------------------------------------------------------------------------------
 Isis Pharmaceuticals, Inc.(1)                           125,800      1,196,358
-------------------------------------------------------------------------------
 Perrigo Co.(1)                                           87,800      1,141,400
-------------------------------------------------------------------------------
 Vivus, Inc.(1)                                           36,800        249,136
                                                                    -----------
                                                                      4,254,999


                   27  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 INDUSTRIALS--18.6%
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.3%
 Aviall, Inc.(1)                                          79,000    $ 1,106,000
-------------------------------------------------------------------------------
 Cubic Corp.                                              33,000        782,100
-------------------------------------------------------------------------------
 Curtiss-Wright Corp.                                      4,600        368,000
-------------------------------------------------------------------------------
 Ducommun, Inc.(1)                                        26,800        703,232
-------------------------------------------------------------------------------
 Dynamics Research Corp.(1)                               44,300      1,071,174
-------------------------------------------------------------------------------
 Herley Industries, Inc.(1)                               66,800      1,416,828
-------------------------------------------------------------------------------
 Integral Systems, Inc.(1)                                23,900        521,498
-------------------------------------------------------------------------------
 Integrated Defense Technologies, Inc.(1)                  6,300        185,409
-------------------------------------------------------------------------------
 Kroll, Inc.(1)                                           52,400      1,099,352
-------------------------------------------------------------------------------
 Ladish Co., Inc.(1)                                      43,100        525,820
-------------------------------------------------------------------------------
 Moog, Inc., Cl. A(1)                                     17,000        728,960
-------------------------------------------------------------------------------
 MTC Technologies, Inc.(1)                                32,100        609,900
-------------------------------------------------------------------------------
 Orbital Sciences Corp.(1)                               154,900      1,234,553
-------------------------------------------------------------------------------
 Veridian Corp.(1)                                       113,200      2,569,640
                                                                    -----------
                                                                     12,922,466

-------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.2%
 Airborne, Inc.                                           85,500      1,641,600
-------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.7%
 Aaon, Inc.(1)                                            57,550      1,080,213
-------------------------------------------------------------------------------
 American Woodmark Corp.                                  29,300      1,644,609
-------------------------------------------------------------------------------
 Apogee Enterprises, Inc.                                 47,600        683,536
-------------------------------------------------------------------------------
 Chase Industries, Inc.(1)                                   500          6,945
-------------------------------------------------------------------------------
 Elcor Corp.                                              73,500      2,010,225
-------------------------------------------------------------------------------
 Foamex International, Inc.(1)                            68,841        764,824
-------------------------------------------------------------------------------
 Griffon Corp.                                           131,030      2,371,643
-------------------------------------------------------------------------------
 Intermet Corp.                                           45,600        489,744
-------------------------------------------------------------------------------
 Lennox International, Inc.                              111,400      2,004,086
-------------------------------------------------------------------------------
 LSI Industries, Inc.                                     19,700        361,889
-------------------------------------------------------------------------------
 NCI Building Systems, Inc.(1)                            19,600        348,880
-------------------------------------------------------------------------------
 Simpson Manufacturing Co., Inc.(1)                        3,500        199,955
-------------------------------------------------------------------------------
 Trex Co., Inc.(1)                                        68,700      2,157,180
-------------------------------------------------------------------------------
 Universal Forest Products, Inc.                          90,000      2,107,800
-------------------------------------------------------------------------------
 Watsco, Inc.                                             54,300        990,975
                                                                    -----------
                                                                     17,222,504

-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--7.9%
 AMN Healthcare Services, Inc.(1)                         11,900        416,619
-------------------------------------------------------------------------------
 Arbitron, Inc.(1)                                        63,800      1,990,560
-------------------------------------------------------------------------------
 Banta Corp.                                              44,500      1,597,550
-------------------------------------------------------------------------------
 Bowne & Co., Inc.                                       135,200      1,992,848


                   28  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Bright Horizons Family Solutions, Inc.(1)                52,400    $ 1,734,964
-------------------------------------------------------------------------------
 Career Education Corp.(1)                                21,500        967,500
-------------------------------------------------------------------------------
 CDI Corp.(1)                                             14,600        475,230
-------------------------------------------------------------------------------
 Central Parking Corp.                                    58,800      1,343,580
-------------------------------------------------------------------------------
 Certegy, Inc.(1)                                         20,500        760,755
-------------------------------------------------------------------------------
 Chemed Corp.                                              4,200        158,298
-------------------------------------------------------------------------------
 Clean Harbors, Inc.(1)                                    6,100         71,736
-------------------------------------------------------------------------------
 Coinstar, Inc.(1)                                        61,600      1,506,120
-------------------------------------------------------------------------------
 Consolidated Graphics, Inc.(1)                           35,100        666,900
-------------------------------------------------------------------------------
 Corinthian Colleges, Inc.(1)                             72,100      2,443,469
-------------------------------------------------------------------------------
 CSS Industries, Inc.(1)                                   8,100        287,550
-------------------------------------------------------------------------------
 Ennis Business Forms, Inc.                               36,300        473,715
-------------------------------------------------------------------------------
 FactSet Research Systems, Inc.                           37,700      1,122,329
-------------------------------------------------------------------------------
 FTI Consulting, Inc.(1)                                  64,550      2,259,895
-------------------------------------------------------------------------------
 G & K Services, Inc., Cl. A                              54,900      1,879,776
-------------------------------------------------------------------------------
 General Binding Corp.(1)                                 31,100        520,303
-------------------------------------------------------------------------------
 Gentiva Health Services, Inc.                            69,600        625,704
-------------------------------------------------------------------------------
 Global Imaging Systems, Inc.(1)                         115,800      2,199,042
-------------------------------------------------------------------------------
 Global Payments, Inc.                                    60,800      1,808,800
-------------------------------------------------------------------------------
 Harland (John H.) Co.                                    62,800      1,770,960
-------------------------------------------------------------------------------
 Headwaters, Inc.(1)                                     118,645      1,868,659
-------------------------------------------------------------------------------
 ICT Group, Inc.(1)                                       85,800      1,558,986
-------------------------------------------------------------------------------
 Imagistics International, Inc.(1)                       114,200      2,451,874
-------------------------------------------------------------------------------
 Information Resources, Inc.(1)                           66,000        619,674
-------------------------------------------------------------------------------
 Innodata Corp.(1)                                        63,600         84,588
-------------------------------------------------------------------------------
 ITT Educational Services, Inc.(1)                        94,300      2,055,740
-------------------------------------------------------------------------------
 Kelly Services, Inc., Cl. A                              32,900        888,629
-------------------------------------------------------------------------------
 Kimball International, Inc., Cl. B                       39,900        653,961
-------------------------------------------------------------------------------
 Labor Ready, Inc.(1)                                    216,600      1,267,110
-------------------------------------------------------------------------------
 Landauer, Inc.                                           26,700      1,036,761
-------------------------------------------------------------------------------
 MemberWorks, Inc.(1)                                     34,000        630,020
-------------------------------------------------------------------------------
 Moore Corp. Ltd.(1)                                     129,900      1,491,252
-------------------------------------------------------------------------------
 MPS Group, Inc.(1)                                      247,400      2,102,900
-------------------------------------------------------------------------------
 Navigant International, Inc.(1)                          50,800        785,876
-------------------------------------------------------------------------------
 New England Business Service, Inc.                       26,600        668,724
-------------------------------------------------------------------------------
 PayPal, Inc.(1)                                          15,200        307,055
-------------------------------------------------------------------------------
 Pegasus Solutions, Inc.(1)                              119,600      2,093,000
-------------------------------------------------------------------------------
 Pegasystems, Inc.(1)                                    125,200      1,129,179
-------------------------------------------------------------------------------
 Per-Se Technologies, Inc.(1)                            162,200      1,492,078
-------------------------------------------------------------------------------
 Pittston Brink's Group                                  102,500      2,460,000
-------------------------------------------------------------------------------
 PRG-Schultz International, Inc.(1)                       87,100      1,072,201


                   29  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 ProQuest Co.(1)                                          56,100    $ 1,991,550
-------------------------------------------------------------------------------
 Renaissance Learning, Inc.(1)                            31,600        638,952
-------------------------------------------------------------------------------
 Right Management Consultants, Inc.                       82,150      2,160,463
-------------------------------------------------------------------------------
 RMH Teleservices, Inc.(1)                                74,400        511,128
-------------------------------------------------------------------------------
 Rollins, Inc.                                            20,400        414,936
-------------------------------------------------------------------------------
 Schawk, Inc.                                             23,700        253,590
-------------------------------------------------------------------------------
 Spherion Corp.(1)                                        68,800        818,720
-------------------------------------------------------------------------------
 Stamps.com, Inc.(1)                                     138,600        613,998
-------------------------------------------------------------------------------
 Standard Register Co. (The)                              71,300      2,437,747
-------------------------------------------------------------------------------
 Stericycle, Inc.(1)                                      36,200      1,281,842
-------------------------------------------------------------------------------
 Strayer Education, Inc.                                  24,500      1,558,200
-------------------------------------------------------------------------------
 Sylvan Learning Systems, Inc.(1)                         30,800        614,152
-------------------------------------------------------------------------------
 Tyler Technologies, Inc.(1)                             150,300        799,596
-------------------------------------------------------------------------------
 UniFirst Corp.                                           90,200      2,282,060
-------------------------------------------------------------------------------
 United Stationers, Inc.(1)                                4,100        124,640
-------------------------------------------------------------------------------
 University of Phoenix Online(1)                          26,266        777,999
-------------------------------------------------------------------------------
 Valassis Communications, Inc.(1)                         13,700        500,050
-------------------------------------------------------------------------------
 Viad Corp.                                               39,100      1,016,600
-------------------------------------------------------------------------------
 Wackenhut Corrections Corp.(1)                           56,400        823,440
-------------------------------------------------------------------------------
 Wallace Computer Services, Inc.                          85,600      1,840,400
-------------------------------------------------------------------------------
 Waste Connections, Inc.(1)                               17,900        559,196
-------------------------------------------------------------------------------
 World Fuel Services Corp.                                67,000      1,634,800
                                                                    -----------
                                                                     79,446,529

-------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.5%
 Butler Manufacturing Co.                                  6,400        175,680
-------------------------------------------------------------------------------
 Comfort Systems USA, Inc.(1)                            120,300        597,891
-------------------------------------------------------------------------------
 EMCOR Group, Inc.(1)                                     34,100      2,001,670
-------------------------------------------------------------------------------
 McDermott International, Inc.(1)                         82,500        668,250
-------------------------------------------------------------------------------
 URS Corp.(1)                                             40,800      1,142,400
-------------------------------------------------------------------------------
 WCI Communities, Inc.(1)                                 10,200        295,290
                                                                    -----------
                                                                      4,881,181

-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.2%
 Acuity Brands, Inc.                                      18,000        327,600
-------------------------------------------------------------------------------
 Advanced Energy Industries, Inc.(1)                      16,600        368,188
-------------------------------------------------------------------------------
 AMETEK, Inc.                                             34,700      1,292,575
-------------------------------------------------------------------------------
 Baldor Electric Co.                                      39,300        990,360
-------------------------------------------------------------------------------
 Electro Scientific Industries, Inc.(1)                    1,000         24,300
-------------------------------------------------------------------------------
 Energizer Holdings, Inc.(1)                              94,700      2,596,674
-------------------------------------------------------------------------------
 Franklin Electric Co., Inc.                              29,200      1,374,444
-------------------------------------------------------------------------------
 Genlyte Group, Inc. (The)(1)                             30,500      1,239,215


                   30  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT Continued
 Littlefuse, Inc.(1)                                       2,500    $    57,825
-------------------------------------------------------------------------------
 Paxar Corp.(1)                                          125,400      2,100,450
-------------------------------------------------------------------------------
 Smith (A.O.) Corp.                                       61,800      1,928,778
                                                                    -----------
                                                                     12,300,409

-------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.3%
 Carlisle Cos., Inc.                                       5,800        260,884
-------------------------------------------------------------------------------
 Lydall, Inc.(1)                                          25,400        387,350
-------------------------------------------------------------------------------
 Tredegar Corp.                                           62,100      1,499,715
-------------------------------------------------------------------------------
 United Industrial Corp.                                  28,300        618,355
                                                                    -----------
                                                                      2,766,304

-------------------------------------------------------------------------------
 MACHINERY--3.8%
 Actuant Corp., Cl. A(1)                                  28,900      1,192,125
-------------------------------------------------------------------------------
 AGCO Corp.(1)                                            43,900        856,050
-------------------------------------------------------------------------------
 Astec Industries, Inc.(1)                                 8,700        139,983
-------------------------------------------------------------------------------
 Barnes Group, Inc.                                       36,000        824,400
-------------------------------------------------------------------------------
 Chicago Bridge & Iron Co. NV                             61,600      1,736,504
-------------------------------------------------------------------------------
 CIRCOR International, Inc.                               78,100      1,339,415
-------------------------------------------------------------------------------
 Clarcor, Inc.                                             1,700         53,805
-------------------------------------------------------------------------------
 Cuno, Inc.(1)                                            52,900      1,913,922
-------------------------------------------------------------------------------
 Donaldson Co., Inc.                                      45,800      1,604,832
-------------------------------------------------------------------------------
 Encore Wire Corp.(1)                                    111,700      1,589,491
-------------------------------------------------------------------------------
 Flowserve Corp.(1)                                       34,300      1,022,140
-------------------------------------------------------------------------------
 Gardner Denver, Inc.(1)                                  50,800      1,016,000
-------------------------------------------------------------------------------
 Gibraltar Steel Corp.                                     1,100         24,409
-------------------------------------------------------------------------------
 Graco, Inc.                                              70,425      1,770,484
-------------------------------------------------------------------------------
 GSI Lumonics, Inc.(1)                                     9,400         72,380
-------------------------------------------------------------------------------
 Harsco Corp.                                             62,400      2,340,000
-------------------------------------------------------------------------------
 Idex Corp.                                               20,400        683,400
-------------------------------------------------------------------------------
 Kaydon Corp.                                             24,400        576,084
-------------------------------------------------------------------------------
 Kennametal, Inc.                                         36,900      1,350,540
-------------------------------------------------------------------------------
 Lincoln Electric Holdings, Inc.                          62,000      1,667,800
-------------------------------------------------------------------------------
 Lindsay Manufacturing Co.                                 4,400        101,860
-------------------------------------------------------------------------------
 Manitowoc Co., Inc.                                      49,800      1,767,402
-------------------------------------------------------------------------------
 Micro General Corp.(1)                                   35,400        590,826
-------------------------------------------------------------------------------
 Mueller Industries, Inc.(1)                               7,100        225,425
-------------------------------------------------------------------------------
 NACCO Industries, Inc., Cl. A                            10,000        581,000
-------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                      16,600        981,226
-------------------------------------------------------------------------------
 Osmonics, Inc.(1)                                        57,200        909,480
-------------------------------------------------------------------------------
 Pentair, Inc.                                            33,200      1,596,256
-------------------------------------------------------------------------------
 Regal-Beloit Corp.                                       21,700        527,527


                   31  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 MACHINERY Continued
 Reliance Steel & Aluminum Co.                            19,600    $   597,800
-------------------------------------------------------------------------------
 Spartan Motors, Inc.                                     13,700        209,884
-------------------------------------------------------------------------------
 Tennant Co.                                                 600         23,760
-------------------------------------------------------------------------------
 Terex Corp.(1)                                           68,300      1,536,067
-------------------------------------------------------------------------------
 Thomas Industries, Inc.                                  62,200      1,791,360
-------------------------------------------------------------------------------
 Timken Co.                                               48,100      1,074,073
-------------------------------------------------------------------------------
 Varian, Inc.(1)                                          54,400      1,792,480
-------------------------------------------------------------------------------
 Wabtec Corp.                                             36,200        515,850
-------------------------------------------------------------------------------
 Watts Industries, Inc., Cl. A                            47,400        940,890
                                                                    -----------
                                                                     37,536,930

-------------------------------------------------------------------------------
 MARINE--0.2%
 Gulfmark Offshore, Inc.(1)                               36,700      1,519,747
-------------------------------------------------------------------------------
 Kirby Corp.(1)                                           37,700        921,765
-------------------------------------------------------------------------------
 Maritrans, Inc.                                           5,700         76,665
                                                                    -----------
                                                                      2,518,177

-------------------------------------------------------------------------------
 ROAD & RAIL--1.5%
 CNF Transportation, Inc.                                 24,400        926,712
-------------------------------------------------------------------------------
 Covenant Transport, Inc., Cl. A(1)                       20,200        429,250
-------------------------------------------------------------------------------
 Dollar Thrifty Automotive Group, Inc.(1)                 63,200      1,636,880
-------------------------------------------------------------------------------
 Genesee & Wyoming, Inc., Cl. A(1)                        69,275      1,562,844
-------------------------------------------------------------------------------
 Heartland Express, Inc.                                  46,840      1,120,881
-------------------------------------------------------------------------------
 Hunt (J.B.) Transport Services, Inc.(1)                  58,200      1,718,064
-------------------------------------------------------------------------------
 Kansas City Southern(1)                                  33,200        564,400
-------------------------------------------------------------------------------
 Knight Transportation, Inc.(1)                           14,400        333,936
-------------------------------------------------------------------------------
 Landstar System, Inc.(1)                                 14,600      1,560,010
-------------------------------------------------------------------------------
 Mullen Transportation, Inc.                              60,200      1,266,619
-------------------------------------------------------------------------------
 P.A.M. Transportation Services, Inc.(1)                  48,100      1,155,362
-------------------------------------------------------------------------------
 Ryder Systems, Inc.                                      75,200      2,037,168
-------------------------------------------------------------------------------
 U.S. Xpress Enterprises, Inc., Cl. A(1)                   6,200         81,282
-------------------------------------------------------------------------------
 Werner Enterprises, Inc.                                 37,600        801,256
                                                                    -----------
                                                                     15,194,664

-------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--9.7%
-------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.5%
 Adaptec, Inc.(1)                                        149,100      1,176,399
-------------------------------------------------------------------------------
 Aspect Communications Corp.(1)                           33,000        105,600
-------------------------------------------------------------------------------
 Bel Fuse, Inc., Cl. A(1)                                  9,000        205,200
-------------------------------------------------------------------------------
 ClearOne Communications, Inc.(1)                         30,800        453,684
-------------------------------------------------------------------------------
 Harris Corp.                                             21,500        779,160
-------------------------------------------------------------------------------
 Inter-Tel, Inc.                                         110,800      1,895,788


                   32  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT Continued
 InterDigital Communications Corp.(1)                     39,000    $   352,950
-------------------------------------------------------------------------------
 Powerwave Technologies, Inc.(1)                          39,100        358,156
                                                                    -----------
                                                                      5,326,937

-------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.7%
 Cray, Inc.(1)                                           139,200        622,224
-------------------------------------------------------------------------------
 Iomega Corp.(1)                                          52,100        669,485
-------------------------------------------------------------------------------
 Pason Systems, Inc.(1)                                   40,000        344,533
-------------------------------------------------------------------------------
 Pinnacle Systems, Inc.(1)                               146,300      1,607,691
-------------------------------------------------------------------------------
 Rainbow Technologies, Inc.(1)                            24,400        120,048
-------------------------------------------------------------------------------
 SimpleTech, Inc.(1)                                     248,700        848,067
-------------------------------------------------------------------------------
 Sonic Solutions, Inc.(1)                                117,000        930,033
-------------------------------------------------------------------------------
 Storage Technology Corp.(1)                              39,000        622,830
-------------------------------------------------------------------------------
 Western Digital Corp.(1)                                254,700        827,775
                                                                    -----------
                                                                      6,592,686

-------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
 Benchmark Electronics, Inc.(1)                           71,500      2,073,500
-------------------------------------------------------------------------------
 Checkpoint Systems, Inc.(1)                             110,300      1,290,510
-------------------------------------------------------------------------------
 Cognex Corp.(1)                                          15,800        316,790
-------------------------------------------------------------------------------
 Cohu, Inc.                                               27,800        480,384
-------------------------------------------------------------------------------
 CTS Corp.                                                14,900        179,396
-------------------------------------------------------------------------------
 DSP Group, Inc.(1)                                        9,900        194,040
-------------------------------------------------------------------------------
 EMS Technologies, Inc.(1)                               123,300      2,551,077
-------------------------------------------------------------------------------
 Excel Technology, Inc.(1)                                18,700        392,700
-------------------------------------------------------------------------------
 Hypercom Corp.(1)                                        17,300        133,210
-------------------------------------------------------------------------------
 Identix, Inc.(1)                                         20,825        152,002
-------------------------------------------------------------------------------
 InVision Technologies, Inc.(1)                           17,600        425,216
-------------------------------------------------------------------------------
 Keithley Instruments, Inc.                               39,100        564,604
-------------------------------------------------------------------------------
 MEMC Electronic Materials, Inc.(1)                       23,900        117,110
-------------------------------------------------------------------------------
 Methode Electronics, Inc., Cl. A                        164,900      2,105,773
-------------------------------------------------------------------------------
 MTS Systems Corp.                                        53,800        675,190
-------------------------------------------------------------------------------
 OmniVision Technologies, Inc.(1)                         58,500        839,475
-------------------------------------------------------------------------------
 OSI Systems, Inc.(1)                                     86,600      1,717,278
-------------------------------------------------------------------------------
 Photon Dynamics, Inc.(1)                                 44,400      1,332,000
-------------------------------------------------------------------------------
 Rogers Corp.(1)                                          15,700        428,767
-------------------------------------------------------------------------------
 Sypris Solutions, Inc.(1)                                40,600        739,732
-------------------------------------------------------------------------------
 Teledyne Technologies, Inc.(1)                           74,900      1,554,175
                                                                    ------------
                                                                     18,262,929


                   33  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 Digitas, Inc.(1)                                         72,300    $   328,893
-------------------------------------------------------------------------------
 Fidelity National Information Solutions, Inc.(1)         24,400        585,600
-------------------------------------------------------------------------------
 iManage, Inc.(1)                                         33,000        118,800
-------------------------------------------------------------------------------
 Websense, Inc.(1)                                        78,100      1,997,017
                                                                    -----------
                                                                      3,030,310

-------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.5%
 Acxiom Corp.(1)                                          63,400      1,108,866
-------------------------------------------------------------------------------
 Anteon International Corp.(1)                            26,200        662,336
-------------------------------------------------------------------------------
 Carreker Corp.(1)                                       147,000      1,690,500
-------------------------------------------------------------------------------
 Cognizant Technology Solutions Corp.(1)                  35,700      1,918,875
-------------------------------------------------------------------------------
 Gartner, Inc., Cl. A(1)                                 117,100      1,182,710
-------------------------------------------------------------------------------
 Gartner, Inc., Cl. B(1)                                   2,900         27,260
-------------------------------------------------------------------------------
 IDX Systems Corp.(1)                                     10,300        134,106
-------------------------------------------------------------------------------
 J.D. Edwards & Co.(1)                                   185,300      2,251,395
-------------------------------------------------------------------------------
 Manhattan Associates, Inc.(1)                            59,900      1,926,384
-------------------------------------------------------------------------------
 ManTech International Corp.(1)                           33,600        806,064
-------------------------------------------------------------------------------
 Netsolve, Inc.(1)                                        58,800        422,772
-------------------------------------------------------------------------------
 PracticeWorks, Inc.(1)                                   46,300        854,235
-------------------------------------------------------------------------------
 SS&C Technologies, Inc.(1)                               72,800      1,021,384
-------------------------------------------------------------------------------
 Startek, Inc.(1)                                         18,400        492,016
-------------------------------------------------------------------------------
 Syntel, Inc.(1)                                          87,300      1,079,028
                                                                    -----------
                                                                     15,577,931

-------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.1%
 Ikon Office Solutions, Inc.                              65,700        617,580
-------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.7%
 ATMI, Inc.(1)                                            19,500        436,215
-------------------------------------------------------------------------------
 Axcelis Technologies, Inc.(1)                            71,100        803,430
-------------------------------------------------------------------------------
 ChipPAC, Inc.(1)                                        124,500        769,410
-------------------------------------------------------------------------------
 Cymer, Inc.(1)                                           50,800      1,780,032
-------------------------------------------------------------------------------
 Entegris, Inc.(1)                                       132,400      1,933,040
-------------------------------------------------------------------------------
 ESS Technology, Inc.(1)                                 106,400      1,866,256
-------------------------------------------------------------------------------
 FEI Co.(1)                                               33,700        825,987
-------------------------------------------------------------------------------
 FSI International, Inc.(1)                               74,800        558,756
-------------------------------------------------------------------------------
 Genesis Microchip, Inc.(1)                                4,549         37,939
-------------------------------------------------------------------------------
 Integrated Circuit Systems, Inc.(1)                      29,500        595,605
-------------------------------------------------------------------------------
 LTX Corp.(1)                                             29,300        418,404
-------------------------------------------------------------------------------
 MKS Instruments, Inc.(1)                                 83,900      1,683,873
-------------------------------------------------------------------------------
 Monolithic System Technology, Inc.(1)                    47,500        532,000
-------------------------------------------------------------------------------
 Power Integrations, Inc.(1)                             120,500      2,156,829
-------------------------------------------------------------------------------
 Rambus, Inc.(1)                                         149,000        609,410


                   34  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS Continued
 Semitool, Inc.(1)                                         4,200    $    34,272
-------------------------------------------------------------------------------
 Silicon Image, Inc.(1)                                  105,900        648,108
-------------------------------------------------------------------------------
 Silicon Laboratories, Inc.(1)                            68,300      1,848,198
-------------------------------------------------------------------------------
 Siliconix, Inc.(1)                                       57,800      1,601,060
-------------------------------------------------------------------------------
 Standard Microsystems Corp.(1)                           80,200      1,893,522
-------------------------------------------------------------------------------
 Supertex, Inc.(1)                                         9,800        172,676
-------------------------------------------------------------------------------
 Transmeta Corp.(1)                                      105,800        248,630
-------------------------------------------------------------------------------
 Ultratech Stepper, Inc.(1)                               75,600      1,223,964
-------------------------------------------------------------------------------
 Varian Semiconductor Equipment Associates, Inc.(1)       41,000      1,391,130
-------------------------------------------------------------------------------
 Zoran Corp.(1)                                          112,100      2,568,211
                                                                    -----------
                                                                     26,636,957

-------------------------------------------------------------------------------
 SOFTWARE--2.1%
 @Road, Inc.(1)                                          116,150        716,645
-------------------------------------------------------------------------------
 Activision, Inc.(1)                                      29,600        860,176
-------------------------------------------------------------------------------
 Ansoft Corp.(1)                                         147,600        867,888
-------------------------------------------------------------------------------
 Ansys, Inc.(1)                                           91,100      1,831,110
-------------------------------------------------------------------------------
 Catapult Communications Corp.(1)                         85,000      1,859,035
-------------------------------------------------------------------------------
 Cerner Corp.(1)                                          19,500        932,685
-------------------------------------------------------------------------------
 Concord Communications, Inc.(1)                          37,400        616,352
-------------------------------------------------------------------------------
 Dendrite International, Inc.(1)                          38,500        372,295
-------------------------------------------------------------------------------
 Documentum, Inc.(1)                                      63,400        760,800
-------------------------------------------------------------------------------
 Fair, Isaac & Co., Inc.                                   7,350        241,595
-------------------------------------------------------------------------------
 Fargo Electronics, Inc.(1)                               63,400        521,148
-------------------------------------------------------------------------------
 Gerber Scientific, Inc.(1)                               23,000         80,730
-------------------------------------------------------------------------------
 HPL Technologies, Inc.(1)                                21,100        317,766
-------------------------------------------------------------------------------
 Imation Corp.(1)                                         77,700      2,312,352
-------------------------------------------------------------------------------
 Inet Technologies, Inc.(1)                                1,600         10,800
-------------------------------------------------------------------------------
 JDA Software Group, Inc.(1)                              77,100      2,178,846
-------------------------------------------------------------------------------
 Kronos, Inc.(1)                                          27,050        824,727
-------------------------------------------------------------------------------
 MICROS Systems, Inc.(1)                                  16,400        454,444
-------------------------------------------------------------------------------
 Plumtree Software, Inc.(1)                               32,700        162,846
-------------------------------------------------------------------------------
 Precis, Inc.(1)                                          12,800        115,840
-------------------------------------------------------------------------------
 Radiant Systems, Inc.(1)                                154,500      2,013,135
-------------------------------------------------------------------------------
 Roxio, Inc.(1)                                          138,700        998,640
-------------------------------------------------------------------------------
 ScanSoft, Inc.(1)                                       146,300      1,082,620
-------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc.(1,2)                 58,600      1,206,574
                                                                    -----------
                                                                     21,339,049


                   35  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 MATERIALS--6.5%
-------------------------------------------------------------------------------
 CHEMICALS--3.1%
 AEP Industries, Inc.(1)                                  20,000    $   710,000
-------------------------------------------------------------------------------
 Airgas, Inc.(1)                                         121,900      2,108,870
-------------------------------------------------------------------------------
 Albemarle Corp.                                          71,500      2,198,625
-------------------------------------------------------------------------------
 Arch Chemicals, Inc.                                     33,100        817,570
-------------------------------------------------------------------------------
 ChemFirst, Inc.                                          48,900      1,400,985
-------------------------------------------------------------------------------
 Crompton Corp.                                          110,100      1,403,775
-------------------------------------------------------------------------------
 Ferro Corp.                                              22,600        681,390
-------------------------------------------------------------------------------
 Georgia Gulf Corp.                                       83,300      2,202,452
-------------------------------------------------------------------------------
 Great Lakes Chemical Corp.                               53,800      1,425,162
-------------------------------------------------------------------------------
 H.B. Fuller Co.                                           4,300        125,947
-------------------------------------------------------------------------------
 IMC Global, Inc.                                         59,500        743,750
-------------------------------------------------------------------------------
 International Specialty Products, Inc.(1)                 3,900         30,030
-------------------------------------------------------------------------------
 Mine Safety Appliances Co.                               11,700        468,000
-------------------------------------------------------------------------------
 Octel Corp.(1)                                          104,500      2,649,075
-------------------------------------------------------------------------------
 Olin Corp.                                              100,400      2,223,860
-------------------------------------------------------------------------------
 Omnova Solutions, Inc.(1)                               266,800      2,241,120
-------------------------------------------------------------------------------
 PolyOne Corp.                                           164,600      1,851,750
-------------------------------------------------------------------------------
 Quaker Chemical Corp.                                    16,800        411,600
-------------------------------------------------------------------------------
 RPM, Inc.                                               107,000      1,631,750
-------------------------------------------------------------------------------
 Schulman (A.), Inc.                                     123,800      2,655,386
-------------------------------------------------------------------------------
 Scotts Co. (The), Cl. A(1)                               21,400        971,560
-------------------------------------------------------------------------------
 Valspar Corp. (The)                                      41,000      1,850,740
                                                                    -----------
                                                                     30,803,397

-------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.4%
 AMCOL International Corp.                                72,900        499,365
-------------------------------------------------------------------------------
 Ameron International Corp.                                8,700        628,575
-------------------------------------------------------------------------------
 Centex Construction Products, Inc.                       37,200      1,354,080
-------------------------------------------------------------------------------
 Florida Rock Industries, Inc.                            34,200      1,224,702
-------------------------------------------------------------------------------
 Texas Industries, Inc.                                   12,700        399,923
                                                                    -----------
                                                                      4,106,645

-------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.3%
 Astronics Corp.                                          31,600        252,800
-------------------------------------------------------------------------------
 Ball Corp.                                               42,000      1,742,160
-------------------------------------------------------------------------------
 Bway Corp.(1)                                            39,000        622,050
-------------------------------------------------------------------------------
 Caraustar Industries, Inc.                               50,700        632,736
-------------------------------------------------------------------------------
 Chesapeake Corp.                                          1,600         42,128
-------------------------------------------------------------------------------
 Crown Cork & Seal Co., Inc.(1)                          184,600      1,264,510
-------------------------------------------------------------------------------
 Graphic Packaging International Corp.(1)                 70,200        649,350
-------------------------------------------------------------------------------
 Ivex Packaging Corp.(1)                                  98,400      2,240,568


                   36  OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 CONTAINERS & PACKAGING Continued
 Myers Industries, Inc.                                   48,900    $   838,146
-------------------------------------------------------------------------------
 Owens-Illinois, Inc.(1)                                  90,700      1,246,218
-------------------------------------------------------------------------------
 Pactiv Corp.(1)                                          17,200        409,360
-------------------------------------------------------------------------------
 Rock-Tenn Co., Cl. A                                     28,200        517,470
-------------------------------------------------------------------------------
 Silgan Holdings, Inc.(1)                                 66,500      2,689,260
                                                                    -----------
                                                                     13,146,756

-------------------------------------------------------------------------------
 METALS & MINING--1.2%
 AK Steel Holding Corp.(1)                                38,500        493,185
-------------------------------------------------------------------------------
 Commercial Metals Co.                                    27,800      1,304,932
-------------------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)          101,300      1,808,205
-------------------------------------------------------------------------------
 Goldcorp, Inc.                                           68,500        699,458
-------------------------------------------------------------------------------
 IMCO Recycling, Inc.(1)                                  56,100        552,585
-------------------------------------------------------------------------------
 Meridian Gold, Inc.(1)                                   53,200        863,988
-------------------------------------------------------------------------------
 NS Group, Inc.(1)                                        20,200        192,910
-------------------------------------------------------------------------------
 Oregon Steel Mills, Inc.(1)                              85,900        515,400
-------------------------------------------------------------------------------
 Quanex Corp.                                             57,600      2,517,120
-------------------------------------------------------------------------------
 Royal Gold, Inc.                                         28,300        386,578
-------------------------------------------------------------------------------
 Southern Peru Copper Corp.                                2,300         34,477
-------------------------------------------------------------------------------
 Steel Dynamics, Inc.(1)                                  57,800        951,966
-------------------------------------------------------------------------------
 Titanium Metals Corp.(1)                                 26,300         92,050
-------------------------------------------------------------------------------
 USEC, Inc.                                                8,200         72,160
-------------------------------------------------------------------------------
 Worthington Industries, Inc.                             64,400      1,165,640
                                                                    -----------
                                                                     11,650,654

-------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.5%
 Deltic Timber Corp.                                      44,800      1,544,704
-------------------------------------------------------------------------------
 Glatfelter                                              123,400      2,319,920
-------------------------------------------------------------------------------
 Rayonier, Inc.                                           24,400      1,198,772
                                                                    -----------
                                                                      5,063,396

-------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.2%
-------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
 AXXENT, Inc.(1,2)                                       100,000             --
-------------------------------------------------------------------------------
 BroadWing, Inc.(1)                                      146,000        379,600
-------------------------------------------------------------------------------
 Commonwealth Telephone Enterprises, Inc.(1)              40,300      1,621,672
-------------------------------------------------------------------------------
 General Communication, Inc., Cl. A(1)                     4,000         26,680
-------------------------------------------------------------------------------
 North Pittsburgh Systems, Inc.                           10,400        167,336
                                                                    -----------
                                                                      2,195,288

-------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.0%
 Boston Communications Group, Inc.(1)                      1,300         10,452


                   37  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                                   MARKET VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 UTILITIES--1.0%
-------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.8%
 CH Energy Group, Inc.                                    30,700    $ 1,511,975
-------------------------------------------------------------------------------
 Cleco Corp.                                              35,800        784,020
-------------------------------------------------------------------------------
 Navigo Energy, Inc.(1)                                  470,000      1,199,027
-------------------------------------------------------------------------------
 Opticnet, Inc.(1)                                        13,300             --
-------------------------------------------------------------------------------
 Paramount Resources Ltd.(1)                             220,000      2,169,768
-------------------------------------------------------------------------------
 Vermilion Resources Ltd.(1)                             256,700      1,746,890
-------------------------------------------------------------------------------
 WPS Resources Corp.                                       9,800        400,134
                                                                    -----------
                                                                      7,811,814

-------------------------------------------------------------------------------
 GAS UTILITIES--0.2%
 AGL Resources, Inc.                                       2,300         53,360
-------------------------------------------------------------------------------
 Southwestern Energy Co.(1)                               31,300        475,447
-------------------------------------------------------------------------------
 UGI Corp.                                                42,100      1,344,673
                                                                    -----------
                                                                      1,873,480
                                                                    -----------
 Total Common Stocks (Cost $854,175,786)                            957,969,287

================================================================================
 PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------
 Astronics Corp., Cl. B (Cost $105,873)                    7,900         63,200

                                                       PRINCIPAL
                                                          AMOUNT
================================================================================
 REPURCHASE AGREEMENTS--0.7%
-------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets,
 Inc., 1.90%, dated 6/28/02, to be repurchased at
 $6,986,106 on 7/1/02, collateralized by U.S.
 Treasury Bonds, 6.375%--8.125%, 11/15/16--8/15/27,
 with a value of $2,520,008 and U.S. Treasury Nts.,
 3.50%--5.50%, 1/31/03--11/15/06, with a value of
 $4,614,121 (Cost $6,985,000)                         $6,985,000      6,985,000
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $861,266,659)            96.5%   965,017,487
-------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                             3.5     34,706,907
                                                      -------------------------
 NET ASSETS                                                100.0%  $999,724,394
                                                      =========================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2002


================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $861,266,659) --
 see accompanying statement                                      $  965,017,487
--------------------------------------------------------------------------------
 Cash                                                                   577,838
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    39,909,912
 Shares of beneficial interest sold                                   4,015,977
 Interest and dividends                                                 429,598
 Other                                                                    4,647
                                                                 ---------------
 Total assets                                                     1,009,955,459

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                6,758,374
 Shares of beneficial interest redeemed                               2,188,542
 Distribution and service plan fees                                     597,334
 Transfer and shareholder servicing agent fees                          438,528
 Shareholder reports                                                    124,833
 Trustees' compensation                                                     145
 Other                                                                  123,309
                                                                 ---------------
 Total liabilities                                                   10,231,065

================================================================================
 NET ASSETS                                                      $  999,724,394
                                                                 ===============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Par value of shares of beneficial interest                      $       66,835
--------------------------------------------------------------------------------
 Additional paid-in capital                                         909,184,380
--------------------------------------------------------------------------------
 Accumulated net investment loss                                       (328,868)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                      (12,948,832)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies        103,750,879
                                                                 ---------------
 NET ASSETS                                                      $  999,724,394
                                                                 ===============


                   39  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $512,337,404 and 33,895,667 shares of beneficial interest outstanding)   $15.12
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                              $16.04
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $285,102,368 and 19,282,935 shares of beneficial
 interest outstanding)                                                    $14.79
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $186,108,477 and 12,583,805 shares of beneficial
 interest outstanding)                                                    $14.79
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,556,758 and 966,971 shares of beneficial
 interest outstanding)                                                    $15.05
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $1,619,387 and 106,029 shares of beneficial interest
 outstanding)                                                             $15.27


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   40  OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2002

================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $11,816)            $ 5,922,532
--------------------------------------------------------------------------------
 Interest                                                               504,192
                                                                    ------------
 Total investment income                                              6,426,724
================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                      5,200,091
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                965,020
 Class B                                                              2,186,403
 Class C                                                              1,271,286
 Class N                                                                 29,436
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              1,274,263
 Class B                                                                719,548
 Class C                                                                424,645
 Class N                                                                 21,239
 Class Y                                                                  1,474
--------------------------------------------------------------------------------
 Shareholder reports                                                    417,795
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             13,513
--------------------------------------------------------------------------------
 Trustees' compensation                                                  11,349
--------------------------------------------------------------------------------
 Other                                                                  160,893
                                                                    ------------
 Total expenses                                                      12,696,955
 Less reduction to custodian expenses                                   (11,917)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees -- Class Y                                           (300)
                                                                    ------------
 Net expenses                                                        12,684,738

================================================================================
 NET INVESTMENT LOSS                                                 (6,258,014)

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                         (7,453,577)
 Foreign currency transactions                                         (308,119)
                                                                    ------------
 Net realized loss                                                   (7,761,696)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         21,039,381
 Translation of assets and liabilities
 denominated in foreign currencies                                      436,850
                                                                    ------------
 Net change                                                          21,476,231
                                                                    ------------
 Net realized and unrealized gain                                    13,714,535

================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 7,456,521
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   41  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS


 YEAR ENDED JUNE 30,                                         2002          2001
================================================================================
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment loss                                 $ (6,258,014) $ (3,806,723)
--------------------------------------------------------------------------------
 Net realized gain (loss)                              (7,761,696)   16,845,270
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                 21,476,231    25,617,376
                                                     ---------------------------
 Net increase in net assets resulting from operations   7,456,521    38,655,923

================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                 (171,921)  (11,296,401)
 Class B                                                  (99,876)   (6,848,507)
 Class C                                                  (55,675)   (3,179,103)
 Class N                                                   (1,787)           --
 Class Y                                                     (266)          (79)

================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                              212,551,970   143,557,768
 Class B                                              106,799,632    73,742,602
 Class C                                               95,276,969    43,053,395
 Class N                                               13,316,809       905,674
 Class Y                                                1,582,245            --

================================================================================
 NET ASSETS
--------------------------------------------------------------------------------
 Total increase                                       436,654,621   278,591,272
--------------------------------------------------------------------------------
 Beginning of period                                  563,069,773   284,478,501
                                                     ---------------------------
 End of period (including accumulated net investment
 loss of $328,868 and $129,090, respectively)        $999,724,394  $563,069,773
                                                     ===========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   42  OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED JUNE 30,                        2002      2001   2000(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period               $15.02    $14.77    $10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.08)     (.08)     (.06)
 Net realized and unrealized gain                      .19      1.12      4.85
                                                    ----------------------------
 Total from investment operations                      .11      1.04      4.79
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                 (.01)     (.79)     (.02)
--------------------------------------------------------------------------------
 Net asset value, end of period                     $15.12    $15.02    $14.77
                                                    ============================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                  0.71%     7.66%    47.98%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $512,337  $294,780  $141,721
--------------------------------------------------------------------------------
 Average net assets (in thousands)                $386,221  $205,916  $ 75,295
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                 (0.50)%   (0.60)%   (0.82)%
 Expenses                                             1.37%     1.28%     1.50%
--------------------------------------------------------------------------------
 Portfolio turnover rate                               134%      181%      108%


1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   43  OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B   YEAR ENDED JUNE 30,                        2002      2001   2000(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.80    $14.68    $10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.12)     (.14)     (.11)
 Net realized and unrealized gain                      .12      1.05      4.81
                                                    ----------------------------
 Total from investment operations                       --       .91      4.70
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                 (.01)     (.79)     (.02)
--------------------------------------------------------------------------------
 Net asset value, end of period                     $14.79    $14.80    $14.68
                                                    ============================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 (0.02)%    6.79%    47.08%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $285,102  $177,479   $99,060
--------------------------------------------------------------------------------
 Average net assets (in thousands)                $218,939  $128,350   $51,951
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                 (1.25)%   (1.36)%   (1.53)%
 Expenses                                             2.12%     2.05%     2.21%
--------------------------------------------------------------------------------
 Portfolio turnover rate                               134%      181%      108%


1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   44  OPPENHEIMER MAIN STREET SMALL CAP FUND

 CLASS C   YEAR ENDED JUNE 30,                        2002      2001   2000(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period               $14.81    $14.68    $10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.10)     (.13)     (.10)
 Net realized and unrealized gain                      .09      1.05      4.80
                                                    ----------------------------
 Total from investment operations                     (.01)      .92      4.70
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                 (.01)     (.79)     (.02)
--------------------------------------------------------------------------------
 Net asset value, end of period                     $14.79    $14.81    $14.68
                                                    ============================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 (0.09)%    6.86%    47.08%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $186,108   $89,814   $43,695
--------------------------------------------------------------------------------
 Average net assets (in thousands)                $127,393   $60,762   $21,984
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                 (1.23)%   (1.36)%   (1.54)%
 Expenses                                             2.12%     2.05%     2.21%
--------------------------------------------------------------------------------
 Portfolio turnover rate                               134%      181%      108%


1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   45  OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS N   YEAR ENDED JUNE 30,                        2002   2001(1)
======================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------
 Net asset value, beginning of period               $15.00    $13.53
----------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.12)     (.02)
 Net realized and unrealized gain                      .18      1.49
                                                    ------------------
 Total from investment operations                      .06      1.47
----------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                 (.01)       --
----------------------------------------------------------------------
 Net asset value, end of period                     $15.05    $15.00
                                                    ==================

======================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                  0.38%    10.87%
----------------------------------------------------------------------

======================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------
 Net assets, end of period (in thousands)          $14,557      $995
----------------------------------------------------------------------
 Average net assets (in thousands)                 $ 5,924      $445
----------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                 (0.66)%   (0.76)%
 Expenses                                             1.65%     1.59%
----------------------------------------------------------------------
 Portfolio turnover rate                               134%      181%


1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   46  OPPENHEIMER MAIN STREET SMALL CAP FUND

 CLASS Y   YEAR ENDED JUNE 30,                        2002      2001   2000(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period               $15.11    $14.82    $10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                  (.10)     (.05)     (.04)
 Net realized and unrealized gain                      .27      1.13      4.88
                                                    ----------------------------
 Total from investment operations                      .17      1.08      4.84
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                 (.01)     (.79)     (.02)
--------------------------------------------------------------------------------
 Net asset value, end of period                     $15.27    $15.11    $14.82
                                                    ============================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                  1.11%     7.90%    48.48%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $1,619        $2        $1
--------------------------------------------------------------------------------
 Average net assets (in thousands)                  $  813        $2        $1
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                         0.01%    (0.23)%   (0.37)%
 Expenses                                             0.97%     0.89%     1.18%
--------------------------------------------------------------------------------
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees       0.93%      N/A       N/A
--------------------------------------------------------------------------------
 Portfolio turnover rate                               134%      181%      108%


1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                   48  OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of June 30, 2002, the Fund had approximately $2,246,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately
$1,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.

As of June 30, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:
                             EXPIRING
                             ------------------------
                             2010         $9,288,506

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                   49  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $6,170,462, a decrease in accumulated net investment loss of $6,058,236, and a decrease in accumulated net realized loss on investments of $112,226. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the years ended June 30, 2002 and June 30, 2001 was as follows:
                                           YEAR ENDED        YEAR ENDED
                                        JUNE 30, 2002     JUNE 30, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $329,525       $19,910,744
                 Long-term capital gain            --         1,413,346
                 Return of capital                 --                --
                                           ----------------------------
                 Total                       $329,525       $21,324,090
                                           ============================

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                 Accumulated net investment loss        $  (328,868)
                 Accumulated net realized loss          (12,948,832)
                 Net unrealized appreciation             103,750,879
                                                        ------------
                 Total                                  $ 90,473,179
                                                        ============


                   50  OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   51  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED    JUNE 30, 2002       YEAR ENDED JUNE 30, 2001(1)
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                          24,740,817    $ 363,788,096       13,028,868     $184,589,914
Dividends and/or
distributions reinvested          11,094          160,197          789,486       10,673,853
Redeemed                     (10,479,777)    (151,396,323)      (3,787,385)     (51,705,999)
                            ----------------------------------------------------------------
Net increase                  14,272,134    $ 212,551,970       10,030,969     $143,557,768
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                          10,930,651    $ 158,530,451        6,254,301     $ 87,722,672
Dividends and/or
distributions reinvested           6,485           91,991          464,503        6,215,061
Redeemed                      (3,642,765)     (51,822,810)      (1,478,445)     (20,195,131)
                            ----------------------------------------------------------------
Net increase                   7,294,371    $ 106,799,632        5,240,359     $ 73,742,602
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                           8,373,107    $ 121,560,427        3,546,090     $ 49,426,281
Dividends and/or
distributions reinvested           3,456           49,019          209,417        2,804,094
Redeemed                      (1,858,077)     (26,332,477)        (666,269)      (9,176,980)
                            ----------------------------------------------------------------
Net increase                   6,518,486    $  95,276,969        3,089,238     $ 43,053,395
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                             981,003    $  14,505,501           66,698     $   911,127
Dividends and/or
distributions reinvested             124            1,786               --               --
Redeemed                         (80,478)      (1,190,478)            (376)          (5,453)
                            ----------------------------------------------------------------
Net increase                     900,649    $  13,316,809           66,322     $    905,674
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                             117,268    $   1,746,956               --     $         --
Dividends and/or
distributions reinvested              18              264               --               --
Redeemed                         (11,357)        (164,975)              --               --
                            ----------------------------------------------------------------
Net increase (decrease)          105,929    $   1,582,245               --     $         --
                            ================================================================

1. For the year ended June 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.


                   52  OPPENHEIMER MAIN STREET SMALL CAP FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2002, were $1,374,919,652 and $963,293,492, respectively.

As of June 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $863,009,468 was composed of:
           Gross unrealized appreciation         $148,309,431
           Gross unrealized depreciation          (46,301,412)
                                                 ------------
           Net unrealized appreciation           $102,008,019
                                                 ============

The difference between book-basis and tax-basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next
$200 million; and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended June 30, 2002, was an annualized rate of 0.70%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


                   53  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  AGGREGATE        CLASS A     CONCESSIONS      CONCESSIONS     CONCESSIONS     CONCESSIONS
                  FRONT-END      FRONT-END      ON CLASS A       ON CLASS B      ON CLASS C      ON CLASS N
              SALES CHARGES  SALES CHARGES          SHARES           SHARES          SHARES          SHARES
YEAR             ON CLASS A    RETAINED BY     ADVANCED BY      ADVANCED BY     ADVANCED BY     ADVANCED BY
ENDED                SHARES    DISTRIBUTOR  DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------
June 30, 2002    $2,542,543       $766,803        $139,054       $3,604,949        $853,810        $113,464

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and
Class N shares from its own resources at the time of sale.

                          CLASS A        CLASS B        CLASS C        CLASS N
                       CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                         DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
YEAR                  RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------
June 30, 2002             $10,837       $352,183        $19,073            $42


--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended June 30, 2002, payments under the Class A Plan totaled $965,020, all of which were paid by the Distributor to recipients, and included $64,556 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

Distribution fees paid to the Distributor for the year ended June 30, 2002, were as follows:

                                                                  DISTRIBUTOR'S
                                                   DISTRIBUTOR'S      AGGREGATE
                                                       AGGREGATE   UNREIMBURSED
                                                    UNREIMBURSED  EXPENSES AS %
                 TOTAL PAYMENTS  AMOUNT RETAINED        EXPENSES  OF NET ASSETS
                     UNDER PLAN   BY DISTRIBUTOR      UNDER PLAN       OF CLASS
-------------------------------------------------------------------------------
Class B Plan         $2,186,403       $1,811,550      $6,409,930           2.25%
Class C Plan          1,271,286          570,356       2,099,324           1.13
Class N Plan             29,436           29,350         259,863           1.79


                   54  OPPENHEIMER MAIN STREET SMALL CAP FUND

================================================================================
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
6. ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $1,975,189, which represents 0.20% of the Fund's net assets, of which $768,615 is considered restricted. Information concerning restricted securities is as follows:

                        ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                      DATES       COST      JUNE 30, 2002   DEPRECIATION
--------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Canadian 88 Energy Corp.     6/4/02   $784,403           $768,615        $15,788


                   55  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
7. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the year ended or at June 30, 2002


                   56  OPPENHEIMER MAIN STREET SMALL CAP FUND

INDEPENDENT AUDITORS' REPORT

================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER MAIN STREET SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 2002


                   57  OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION Unaudited


================================================================================
In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends of $0.0069 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, on December 14, 2001, which was designated as "ordinary income" for federal income tax purposes.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   58  OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS

A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.
================================================================================
TRUSTEES AND OFFICERS         James C. Swain, Trustee, CEO
                                and Chairman of the Board
                              John V. Murphy, Trustee and President
                              William L. Armstrong, Trustee
                              Robert G. Avis, Trustee
                              George C. Bowen, Trustee
                              Edward L. Cameron, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              Beverly L. Hamilton, Trustee
                              Robert J. Malone, Trustee
                              F. William Marshall, Jr., Trustee
                              Charles Albers, Vice President
                              Mark Zavanelli, Vice President
                              Robert G. Zack, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Katherine P. Feld, Assistant Secretary
                              Kathleen T. Ives, Assistant Secretary
                              Denis R. Molleur, Assistant Secretary
================================================================================
NAME, ADDRESS,(1) AGE,        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
POSITION(S) HELD WITH FUND    OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE
AND LENGTH OF TIME SERVED(2)

TRUSTEES

JAMES C. SWAIN,               Formerly Vice Chairman of OppenheimerFunds, Inc.
Chairman, Chief Executive     (the "Manager") (until January 2, 2002) and
Officer and Trustee           President and a director of Centennial Asset
(since 1999) Age: 68          Management Corporation (a wholly-owned subsidiary
                              of the Manager) (until 1997).

JOHN V. MURPHY,(3)            Chairman, Chief Executive Officer and director
President and Trustee         (since June 2001) and President (since September
(since 2001) Age: 52          2000) of the Manager; President and a trustee of
                              other Oppenheimer funds; President and a director
                              (since July 2001) of Oppenheimer Acquisition
                              Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;
                              Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                              Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                              Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the
                              Manager: OFI Institutional Asset Management, Inc.
                              and Centennial Asset Management Corporation (since
                              November 2001), HarbourView Asset Management
                              Corporation and OFI Private Investments, Inc.
                              (since July 2001); President (since November 1,
                              2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., a director (since November 2001) of Trinity
                              Investment Management Corp. and Tremont Advisers,
                              Inc., investment advisory affiliates of the Manager and


1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, Colorado 80112-3924, except the address for the following officers is 498 Seventh Avenue, New York, New York 10018: Messrs. Murphy, Zack, Albers, Zavanelli and Molleur, and Ms. Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.


                   59  OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Continued


JOHN V. MURPHY,               OppenheimerFunds Distributor, Inc. (since November
Continued                     2001), the Fund's distributor; Executive Vice
                              President (since February 1997) of Massachusetts
                              Mutual Life Insurance Company, the Manager's parent company; a director (since June 1995) of DBL Acquisition Corporation.

                              Formerly Chief Operating Officer (from September 2000 to June 2001) of the Manager; President and trustee (from November 1999 to November 2001) of MML Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (from September 1999 to August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and director (from September 1999 to August 2000) of MML Bay State Life Insurance Company; a director (from June 1989 to June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank, wholly-owned subsidiary of Emerald Isle Bancorp.

WILLIAM L. ARMSTRONG,         Chairman of the following private mortgage banking
Trustee (since 1999)          companies: Cherry Creek Mortgage Company (since
Age: 65                       1991), Centennial State Mortgage Company (since
                              1994), The El Paso Mortgage Company (since 1993),
                              Transland Financial Services, Inc. (since 1997);
                              Chairman of the following private companies: Great
                              Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984);
                              Director of the following public companies:
                              Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                              (oil and gas drilling/production company) (since
                              1992), UNUMProvident (insurance company) (since
                              1991).

                              Formerly Director of International Family
                              Entertainment (television channel) (1992 - 1997), Frontier Real Estate, Inc. (residential real estate brokerage) (1994 - 1999), and Frontier Title (title insurance agency) (1995 - June 1999); U.S. Senator (January 1979 - January 1991).

ROBERT G. AVIS,               Formerly Mr. Avis held the following positions:
Trustee (since 1999)          Director and President of A.G. Edwards Capital,
Age: 71                       Inc. (General Partner of private equity funds)
                              (until February 2001); Chairman, President and
                              Chief Executive Officer of A.G. Edwards Capital,
                              Inc. (until March 2000); Vice Chairman and
                              Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                              Management (investment advisor) (until March
                              1999); and a Director of A.G. Edwards & Sons and
                              A.G. Edwards Trust Company (until March 2000).

GEORGE C. BOWEN,              Formerly (until April 1999) Mr. Bowen held the
Trustee (since 1999)          following positions: Senior Vice President (from
Age: 65                       September 1987) and Treasurer (from March 1985) of
                              the Manager; Vice President (from June 1983) and
                              Treasurer (since March 1985) of OppenheimerFunds
                              Distributor, Inc., the Fund's Distributor; Senior
                              Vice President (since February 1992), Treasurer
                              (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset
                              Management Corporation; Vice President (since
                              October 1989) and Treasurer (since April 1986) of
                              HarbourView Asset Management Corporation; Vice
                              President and Treasurer (since August 1978) and
                              Secretary (since April 1981) of Shareholder
                              Services, Inc.; Vice President, Treasurer and
                              Secretary of Shareholder Financial Services, Inc.
                              (since November 1989); Assistant Treasurer of
                              Oppenheimer Acquisition Corp. (since March 1998);
                              Treasurer of Oppenheimer Partnership Holdings,
                              Inc. (since November 1989); Vice President and
                              Treasurer of Oppenheimer Real Asset Management,
                              Inc. (since July 1996); Chief Executive Officer and director of MultiSource Services, Inc., a broker-dealer subsidiary of the Manager (since
                              March 1996); Treasurer of OppenheimerFunds
                              International Ltd. and Oppenheimer Millennium
                              Funds plc (since October 1997), offshore fund management subsidiaries of the Manager.


                   60  OPPENHEIMER MAIN STREET SMALL CAP FUND

EDWARD L. CAMERON,            Director of Genetic ID, Inc. and its subsidiaries,
Trustee (since 1999)          a privately held biotech company (since March
Age: 63                       2001); a member of The Life Guard of Mount Vernon,
                              George Washington's home (since June 2000).
                              Formerly a partner with PricewaterhouseCoopers LLP
                              (an accounting firm) (from 1974 - 1999) and
                              Chairman, Price Waterhouse LLP Global Investment
                              Management Industry Services Group (from 1994 -
                              1998).

JON S. FOSSEL,                Chairman and Director of Rocky Mountain Elk
Trustee (since 1999)          Foundation, a not-for-profit foundation (since
Age: 60                       1998); and a director of P.R. Pharmaceuticals, a
                              privately held company (since October 1999) and UNUMProvident (insurance company) (since June 1,
                              2002). Formerly Mr. Fossel held the following positions: Chairman and a director (until October
                              1996) and President and Chief Executive Officer
                              (until October 1995) of the Manager; President,
                              Chief Executive Officer and a director of Oppenheimer Acquisition Corp., Shareholder
                              Services, Inc. and Shareholder Financial Services,
                              Inc. (until October 1995).

SAM FREEDMAN,                 Formerly (until October 1994) Mr. Freedman held
Trustee (since 1999)          the following positions: Chairman and Chief
Age: 61                       Executive Officer of OppenheimerFunds Services
                              (from August 1980); Chairman, Chief Executive
                              Officer and a director of Shareholder Services, Inc. (from August 1980); Chairman, Chief Executive
                              Officer and director of Shareholder Financial
                              Services, Inc. (from November 1989); Vice
                              President and director of Oppenheimer Acquisition
                              Corp. (from October 1990) and a director of the Manager (from October 1990).

BEVERLY L. HAMILTON,          Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)          Funds and of MML Series Investment Fund (open-end
Age: 55                       investment companies); Director of MML Services,
                              an investment company (since April 1987), America
                              Funds Emerging Markets Growth Fund, an investment company (since October 1991), The California
                              Endowment, a philanthropy organization (since
                              April 2002), and Community Hospital of Monterey
                              Peninsula (since February 2002), a Trustee of
                              Monterey International Studies, an educational organization (since February 2000), and an advisor to Unilever (Holland)'s pension fund and to Credit
                              Suisse First Boston's Sprout venture capital unit.
                              Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                              Formerly, Mrs. Hamilton held the following position: President ARCO Investment Management
                              Company (from February 1991 until April 2000).

ROBERT J. MALONE,             Director of Jones Knowledge, Inc., a privately
Trustee (since 2002)          held company (since 2001), director of U.S.
Age: 57                       Exploration, Inc., (since 1997), director of
                              Colorado UpLIFT, a non-profit organization (since
                              1986) and a Trustee of the Gallagher Family
                              Foundation, (since 2000). Formerly, Mr. Malone held the following positions: Chairman of U.S.
                              Bank (formerly Colorado National Bank) a subsidiary of U.S. Bancorp (from July 1, 1996 until April 1, 1999); Chairman of the Board and
                              Chief Executive Officer of Colorado National Bank
                              (from December 18, 1992 until July 1, 1996);
                              director of Commercial Assets, Inc. (from 1993 to
                              2000).

F. WILLIAM MARSHALL, JR.,     Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)          Funds and of MML Series Investment Fund (open-end
Age: 60                       investment companies). Formerly Chairman of SIS &
                              Family Bank, F.S.B. (formerly SIS Bank) (January
                              1999 - July 1999); President, Chief Executive
                              Officer and Director of SIS Bankcorp., Inc. and
                              SIS Bank (formerly Springfield Institution for
                              Savings) (May 1993 - December 1998); Executive
                              Vice President of Peoples Heritage Financial
                              Group, Inc. (January 1999 - July 1999).


                   61  OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Continued


OFFICERS

CHARLES ALBERS,               Senior Vice President (since April 1998) of the
Vice President (since 1999)   Manager; a Certified Financial Analyst; an officer
Age: 61                       of 6 portfolios in the OppenheimerFunds complex;
                              formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life
                              Insurance Company (1972 - April 1998).

MARK ZAVANELLI,               Vice President (since November 2000) of the
Vice President (since 1999)   Manager; a Chartered Financial Analyst; an officer
Age: 31                       of 2 portfolios in the OppenheimerFunds complex.
                              Prior to joining the Manager in May 1998 he was President of Waterside Capital Management, a registered investment advisor (August 1995 - April
                              1998) and a financial research analyst for Elder
                              Research (June 1997 - April 1998).

ROBERT G. ZACK,               Senior Vice President (since May 1985) and General
Vice President and            Counsel (since February 2002) of the Manager;
Secretary (since 2001)        General Counsel and a director (since November
Age: 53                       2001) of OppenheimerFunds Distributor, Inc.;
                              Senior Vice President and General Counsel (since
                              November 2001) of HarbourView Asset Management
                              Corporation; Vice President and a director (since
                              November 2000) of Oppenheimer Partnership
                              Holdings, Inc.; Senior Vice President, General
                              Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder Financial
                              Services, Inc., OFI Private Investments, Inc.,
                              Oppenheimer Trust Company and OFI Institutional
                              Asset Management, Inc.; General Counsel (since
                              November 2001) of Centennial Asset Management
                              Corporation; a director (since November 2001) of
                              Oppenheimer Real Asset Management, Inc.; Assistant
                              Secretary and a director (since November 2001) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager; Vice
                              President (since November 2001) of
                              OppenheimerFunds Legacy Program; Secretary (since
                              November 2001) of Oppenheimer Acquisition Corp.;
                              an officer of other Oppenheimer funds; formerly
                              Acting General Counsel (November 2001 - February
                              2002) and Associate General Counsel (May 1981 -
                              October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985 - November
                              2001), Shareholder Financial Services, Inc.
                              (November 1989 - November 2001); OppenheimerFunds
                              International Ltd. and Oppenheimer Millennium
                              Funds plc (October 1997 - November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,              Senior Vice President and Treasurer (since March
Treasurer (since 1999)        1999) of the Manager; Treasurer (since March 1999)
Age: 42                       of HarbourView Asset Management Corporation,
                              Shareholder Services, Inc., Oppenheimer Real Asset
                              Management Corporation, Shareholder Financial
                              Services, Inc. and Oppenheimer Partnership
                              Holdings, Inc., of OFI Private Investments, Inc.
                              (since March 2000) and of OppenheimerFunds
                              International Ltd. and Oppenheimer Millennium
                              Funds plc (since May 2000); Treasurer and Chief
                              Financial Officer (since May 2000) of Oppenheimer
                              Trust Company; Assistant Treasurer (since March
                              1999) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company -
                              Mutual Fund Services Division (March 1995 - March
                              1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp.
                              (September 1991 - March 1995). An officer of 86 other portfolios in the OppenheimerFunds complex.


                   62  OPPENHEIMER MAIN STREET SMALL CAP FUND

KATHERINE P. FELD,            Vice President and Senior Counsel (since July
Assistant Secretary           1999) of the Manager; Vice President (since June
(since 2001) Age: 44          1990) of OppenheimerFunds Distributor, Inc.;
                              director, Vice President and Secretary (since June
                              1999) of Centennial Asset Management Corporation;
                              Vice President (since 1997) Real Asset Management,
                              Inc.; formerly Vice President and Associate
                              Counsel of the Manager (June 1990 - July 1999). An officer of 85 other portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES, Assistant   Vice President and Assistant Counsel (since June
Secretary (since 2001)        1998) of the Manager; Vice President (since 1999)
Age: 36                       of OppenheimerFunds Distributor, Inc.; Vice
                              President and Assistant Secretary (since 1999) of
                              Shareholder Services, Inc.; Assistant Secretary
                              (since December 2001) of OppenheimerFunds Legacy
                              Program and Shareholder Financial Services, Inc.;
                              formerly Assistant Vice President and Assistant
                              Counsel of the Manager (August 1997 - June 1998);
                              Assistant Counsel of the Manager (August 1994 -
                              August 1997). An officer of 85 other portfolios in the OppenheimerFunds complex.

DENIS R. MOLLEUR, Assistant   Vice President and Senior Counsel of the Manager
Secretary (since 2001)        (since July 1999); formerly a Vice President and
Age: 44                       Associate Counsel of the Manager (September 1991 -
                              July 1999). An officer of 82 other portfolios in the OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the OppenheimerFunds complex, except as follows: Ms. Hamilton and Mr. Malone (40 portfolios) and Mr. Murphy (67 portfolios).


                   63  OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND

================================================================================
INVESTMENT ADVISOR         OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR                OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER   OppenheimerFunds Services
SERVICING AGENT

================================================================================
INDEPENDENT AUDITORS       Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL              Mayer, Brown, Rowe and Maw

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                           [COPYRIGHT] Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                   64  OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

 GLOBAL EQUITY          Developing Markets Fund               Global Fund
                        International Small Company Fund      Quest Global Value Fund
                        Europe Fund                           Global Growth & Income Fund
                        International Growth Fund

---------------------------------------------------------------------------------------------------
 EQUITY                 STOCK                                 STOCK & BOND
                        Emerging Technologies Fund            Quest Opportunity Value Fund
                        Emerging Growth Fund                  Total Return Fund
                        Enterprise Fund                       Quest Balanced Value Fund
                        Discovery Fund                        Capital Income Fund
                        Main Street[REGISTRATION MARK]        Multiple Strategies Fund
                        Small Cap Fund                        Disciplined Allocation Fund
                        Small Cap Value Fund                  Convertible Securities Fund
                        MidCap Fund                           SPECIALTY
                        Main Street[REGISTRATION MARK]        Real Asset Fund[REGISTRATION MARK]
                        Opportunity Fund                      Gold & Special Minerals Fund
                        Growth Fund                           Tremont Market Neutral Fund, LLC(1)
                        Capital Appreciation Fund             Tremont Opportunity Fund, LLC(1)
                        Main Street[REGISTRATION MARK]
                        Growth & Income Fund
                        Value Fund
                        Quest Capital Value Fund
                        Quest Value Fund
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
---------------------------------------------------------------------------------------------------
 INCOME                 TAXABLE                               ROCHESTER DIVISION
                        International Bond Fund               Rochester National Municipals
                        High Yield Fund                       Rochester Fund Municipals
                        Champion Income Fund                  Limited Term New York Municipal Fund
                        Strategic Income Fund                 Pennsylvania Municipal Fund(3)
                        Bond Fund                             California Municipal Fund(3)
                        Senior Floating Rate Fund             New Jersey Municipal Fund(3)
                        U.S. Government Trust                 New York Municipal Fund(3)
                        Limited-Term Government Fund          Municipal Bond Fund
                        Capital Preservation Fund(2)          Intermediate Municipal Fund
---------------------------------------------------------------------------------------------------
 SELECT MANAGERS        STOCK                                 STOCK & BOND
                        Mercury Advisors Focus Growth Fund    QM Active Balanced Fund(2)
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund(4)
                        Mercury Advisors S&P 500[REGISTRATION
                        MARK] Index Fund(2)
---------------------------------------------------------------------------------------------------
 MONEY MARKET(5)        Money Market Fund                     Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on
 May 1, 2002.
 5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit
 Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.




                   65  OPPENHEIMER MAIN STREET SMALL CAP FUND

1.800.CALL OPP PHONELINK

Call 1.800.CALL OPP (225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

WITH PHONELINK YOU CAN:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative(1) by saying "Agent" when prompted

   o And more!


QUICK LIST OF PHONELINK COMMANDS

SAY                                     TO:

[ACCOUNT # OR SOCIAL SECURITY # + PIN]  Get dollar and share balances, NAVs, transaction history or request
                                        transactions

[FUND NAME, SHARE CLASS]                Get current price/dividend information

BALANCE                                 Hear your balance/list of accounts

HISTORY                                 Hear your most recent transactions

PURCHASE OR BUY                         Buy shares

EXCHANGE                                Exchange shares

LIQUIDATION OR REDEMPTION               Sell shares

DOW JONES OR MARKET INDICES             Hear closing market information
                                        (Dow Jones Industrial Average, Nasdaq
                                        Composite and S&P 500)

CUSTOM LIST                             Create, play or edit custom list of your
                                        accounts, funds or market indices


1. You may speak to a Customer Service Representative during normal business hours.


                   66  OPPENHEIMER MAIN STREET SMALL CAP FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                   67  OPPENHEIMER MAIN STREET SMALL CAP FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms

o When you create a user ID and password for online account access

o When you enroll in eDocs Direct

o Your transactions with us, our affiliates or others

o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


                   68  OPPENHEIMER MAIN STREET SMALL CAP FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 402(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


                   69  OPPENHEIMER MAIN STREET SMALL CAP FUND

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OPMSX Class B: OPMBX Class C: OPMCX
                Class N: OPMNX Class Y: OPMYX
--------------------------------------------------------------------------------

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


[LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
Distributor, Inc.


RA0847.001.0602  August 29, 2002

unutilized by the Fund